Quarterly Holdings Report
for
Fidelity® Global ex U.S. Index Fund
January 31, 2023
GUX-NPRT1-0423
1.929354.111
Common Stocks - 95.1%
	Shares	Value ($)
Australia - 4.9%
Ampol Ltd.	85,941	1,863,706
ANZ Group Holdings Ltd.	1,102,244	19,615,985
APA Group unit	439,444	3,288,760
Aristocrat Leisure Ltd.	223,011	5,384,210
ASX Ltd.	72,086	3,527,538
Aurizon Holdings Ltd.	661,762	1,729,688
BHP Group Ltd.	1,870,224	65,499,276
BlueScope Steel Ltd.	170,267	2,321,845
Brambles Ltd.	513,811	4,369,223
Cochlear Ltd.	24,611	3,718,150
Coles Group Ltd.	496,654	6,246,734
Commonwealth Bank of Australia	626,779	48,927,699
Computershare Ltd.	201,614	3,395,556
CSL Ltd.	178,156	37,617,743
Dexus unit	387,896	2,249,046
Endeavour Group Ltd.	540,027	2,535,730
Fortescue Metals Group Ltd.	626,109	9,889,742
Goodman Group unit	630,296	8,990,281
IDP Education Ltd.	76,447	1,701,210
IGO Ltd.	255,201	2,652,887
Insurance Australia Group Ltd.	921,758	3,201,058
Lendlease Group unit	247,662	1,512,301
Macquarie Group Ltd.	135,596	18,089,735
Medibank Private Ltd.	1,032,790	2,151,595
Mineral Resources Ltd.	63,344	4,010,317
Mirvac Group unit	1,435,599	2,319,368
National Australia Bank Ltd.	1,166,197	26,314,233
Newcrest Mining Ltd.	331,867	5,273,072
Northern Star Resources Ltd.	433,295	3,860,888
Orica Ltd.	162,005	1,700,009
Origin Energy Ltd.	639,275	3,394,276
Pilbara Minerals Ltd. (a)	946,341	3,219,377
Qantas Airways Ltd. (a)	346,490	1,563,998
QBE Insurance Group Ltd.	551,743	5,383,312
Ramsay Health Care Ltd.	68,082	3,217,130
REA Group Ltd.	19,282	1,729,051
Reece Ltd.	76,999	885,019
Rio Tinto Ltd.	136,943	12,288,900
Santos Ltd.	1,183,607	6,042,169
Scentre Group unit	1,910,605	4,145,647
SEEK Ltd.	123,768	2,143,534
Sonic Healthcare Ltd.	170,715	3,823,601
South32 Ltd.	1,719,631	5,518,178
Stockland Corp. Ltd. unit	914,087	2,554,206
Suncorp Group Ltd.	469,436	4,172,979
Telstra Group Ltd.	1,493,400	4,316,203
The GPT Group unit	697,789	2,261,911
The Lottery Corp. Ltd. (a)	805,776	2,687,388
Transurban Group unit	1,137,973	11,156,853
Treasury Wine Estates Ltd.	273,484	2,817,100
Vicinity Centres unit	1,393,265	2,038,405
Washington H. Soul Pattinson & Co. Ltd.	77,726	1,583,040
Wesfarmers Ltd.	419,328	14,784,130
Westpac Banking Corp.	1,290,459	21,713,117
WiseTech Global Ltd.	52,849	2,291,511
Woodside Energy Group Ltd.	702,427	18,188,565
Woolworths Group Ltd.	449,750	11,494,474
TOTAL AUSTRALIA		459,371,659
Austria - 0.1%
Erste Group Bank AG	127,103	4,801,756
OMV AG	53,310	2,657,281
Verbund AG	24,485	2,077,603
Voestalpine AG	43,240	1,429,054
TOTAL AUSTRIA		10,965,694
Bailiwick of Jersey - 0.4%
Experian PLC	339,729	12,423,721
Glencore PLC	3,607,996	24,162,345
WPP PLC	407,608	4,762,386
TOTAL BAILIWICK OF JERSEY		41,348,452
Belgium - 0.5%
Ageas	58,450	2,844,226
Anheuser-Busch InBev SA NV	320,795	19,363,751
D'ieteren Group	8,956	1,702,917
ELIA GROUP SA/NV	11,933	1,670,917
Groupe Bruxelles Lambert SA	37,803	3,222,868
KBC Group NV	92,755	6,842,907
Sofina SA	5,698	1,347,941
Solvay SA Class A	27,069	3,138,503
UCB SA	46,215	3,787,290
Umicore SA	79,214	2,982,249
Warehouses de Pauw	58,621	1,851,989
TOTAL BELGIUM		48,755,558
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	1,692,000	1,511,150
Beijing Enterprises Water Group Ltd.	1,442,000	368,483
China Gas Holdings Ltd.	1,136,000	1,768,547
China Oriental Group Co. Ltd. (H Shares)	107	22
China Resource Gas Group Ltd.	335,300	1,410,016
China Ruyi Holdings Ltd. (a)	1,980,000	529,418
CK Infrastructure Holdings Ltd.	229,136	1,274,811
Cosco Shipping Ports Ltd.	648,344	490,476
Credicorp Ltd. (United States)	26,982	3,623,683
Hongkong Land Holdings Ltd.	407,167	1,990,548
Jardine Matheson Holdings Ltd.	58,219	3,094,665
Kunlun Energy Co. Ltd.	1,514,000	1,194,024
Nine Dragons Paper (Holdings) Ltd.	574,000	514,565
Orient Overseas International Ltd.	49,500	822,831
Shenzhen International Holdings Ltd.	639,597	624,020
TOTAL BERMUDA		19,217,259
Brazil - 1.1%
Ambev SA	1,756,100	4,725,553
Atacadao SA	259,700	841,571
B3 SA - Brasil Bolsa Balcao	2,267,698	5,789,525
Banco Bradesco SA	535,015	1,330,081
Banco BTG Pactual SA unit	426,600	1,816,893
Banco do Brasil SA	310,900	2,492,688
Banco Santander SA (Brasil) unit	143,100	816,095
BB Seguridade Participacoes SA	251,200	1,869,538
BRF SA (a)	211,461	331,586
CCR SA	498,600	1,155,081
Centrais Eletricas Brasileiras SA (Electrobras)	438,880	3,514,464
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	124,600	1,366,199
Companhia Siderurgica Nacional SA (CSN)	236,800	862,991
Cosan SA	441,064	1,451,011
CPFL Energia SA	80,700	529,066
Energisa SA unit	69,200	575,951
ENGIE Brasil Energia SA	82,850	642,229
Equatorial Energia SA	374,800	2,068,809
Hapvida Participacoes e Investimentos SA (b)	1,674,855	1,699,171
Hypera SA	153,000	1,398,499
JBS SA	282,700	1,118,259
Klabin SA unit	265,400	1,011,137
Localiza Rent a Car SA	1,173	9,763
Localiza Rent a Car SA	287,965	3,358,826
Lojas Renner SA	366,222	1,560,464
Magazine Luiza SA	1,088,352	949,786
Natura & Co. Holding SA	317,403	909,760
Petro Rio SA (a)	259,300	2,150,490
Petroleo Brasileiro SA - Petrobras (ON)	1,366,709	7,931,613
Raia Drogasil SA	392,600	1,920,347
Rede D'Oregon Sao Luiz SA (b)	207,792	1,305,787
Rumo SA	470,400	1,703,200
Sendas Distribuidora SA	342,600	1,326,180
Suzano Papel e Celulose SA	270,438	2,469,812
Telefonica Brasil SA	184,300	1,518,316
TIM SA	332,700	772,715
Totvs SA	190,800	1,130,224
Ultrapar Participacoes SA	250,000	649,587
Vale SA	1,412,386	26,295,649
Vibra Energia SA	437,351	1,418,119
Weg SA	623,900	4,699,867
TOTAL BRAZIL		99,486,902
British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(c)	38,348	15,098
Canada - 7.5%
Agnico Eagle Mines Ltd. (Canada)	169,034	9,545,838
Air Canada (a)	66,485	1,128,279
Algonquin Power & Utilities Corp.	244,203	1,780,293
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	302,359	13,807,322
AltaGas Ltd.	102,035	1,907,956
ARC Resources Ltd.	247,593	2,876,846
Bank of Montreal	247,344	24,891,482
Bank of Nova Scotia	441,413	23,896,117
Barrick Gold Corp. (Canada)	655,768	12,824,083
BCE, Inc.	26,943	1,273,695
Brookfield Asset Management Ltd. Class A (a)	131,704	4,299,892
Brookfield Corp. (Canada) Class A	519,789	19,337,534
Brookfield Renewable Corp.	47,989	1,511,570
BRP, Inc.	13,883	1,158,490
CAE, Inc. (a)	114,922	2,595,473
Cameco Corp.	160,740	4,497,652
Canadian Apartment Properties (REIT) unit	31,837	1,177,243
Canadian Imperial Bank of Commerce	334,420	15,266,372
Canadian National Railway Co.	216,823	25,809,197
Canadian Natural Resources Ltd.	414,867	25,464,799
Canadian Pacific Railway Ltd.	343,561	27,117,189
Canadian Tire Ltd. Class A (non-vtg.)	20,551	2,443,477
Canadian Utilities Ltd. Class A (non-vtg.)	45,634	1,268,307
CCL Industries, Inc. Class B	57,204	2,675,439
Cenovus Energy, Inc. (Canada)	514,163	10,271,281
CGI, Inc. Class A (sub. vtg.) (a)	78,180	6,700,723
Constellation Software, Inc.	7,438	13,141,203
Descartes Systems Group, Inc. (Canada) (a)	31,976	2,333,523
Dollarama, Inc.	102,182	6,110,722
Element Fleet Management Corp.	147,802	2,088,368
Emera, Inc.	100,138	3,987,307
Empire Co. Ltd. Class A (non-vtg.)	61,067	1,757,360
Enbridge, Inc.	746,464	30,564,322
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,493	5,622,659
First Quantum Minerals Ltd.	217,899	5,055,460
FirstService Corp.	14,551	2,079,495
Fortis, Inc.	176,950	7,270,570
Franco-Nevada Corp.	70,765	10,380,072
George Weston Ltd.	26,901	3,460,707
GFL Environmental, Inc.	66,086	2,039,376
Gildan Activewear, Inc.	67,331	2,111,194
Great-West Lifeco, Inc.	103,505	2,745,249
Hydro One Ltd. (b)	122,921	3,360,915
iA Financial Corp., Inc.	38,997	2,407,143
IGM Financial, Inc.	28,748	897,301
Imperial Oil Ltd.	82,877	4,529,567
Intact Financial Corp.	64,766	9,395,950
Ivanhoe Mines Ltd. (a)	221,907	2,084,730
Keyera Corp.	81,169	1,851,474
Kinross Gold Corp.	477,415	2,221,036
Loblaw Companies Ltd.	60,760	5,443,307
Lundin Mining Corp.	243,839	1,845,446
Magna International, Inc. Class A (sub. vtg.)	102,091	6,627,801
Manulife Financial Corp.	701,930	13,890,359
Metro, Inc.	88,855	4,822,899
National Bank of Canada	123,999	9,314,720
Northland Power, Inc.	90,730	2,437,105
Nutrien Ltd.	199,325	16,499,685
Nuvei Corp. (Canada) (a)(b)	22,739	802,714
Onex Corp. (sub. vtg.)	27,588	1,425,897
Open Text Corp.	100,873	3,383,535
Pan American Silver Corp.	78,156	1,424,784
Parkland Corp.	57,178	1,343,342
Pembina Pipeline Corp.	206,229	7,317,328
Power Corp. of Canada (sub. vtg.)	205,539	5,575,065
Quebecor, Inc. Class B (sub. vtg.)	60,643	1,438,423
Restaurant Brands International, Inc.	103,766	6,943,209
Restaurant Brands International, Inc. (d)	3,827	256,141
RioCan (REIT) (d)	51,889	900,078
Ritchie Bros. Auctioneers, Inc.	41,362	2,501,211
Rogers Communications, Inc. Class B (non-vtg.)	131,555	6,396,072
Royal Bank of Canada	511,854	52,379,873
Saputo, Inc.	90,572	2,496,848
Shaw Communications, Inc. Class B	176,865	5,263,879
Shopify, Inc. Class A (a)	438,931	21,630,683
Sun Life Financial, Inc.	215,798	10,843,827
Suncor Energy, Inc.	505,864	17,557,250
TC Energy Corp.	374,385	16,131,293
Teck Resources Ltd. Class B (sub. vtg.)	177,394	7,674,119
TELUS Corp.	172,278	3,712,157
TFI International, Inc. (Canada)	29,844	3,323,875
The Toronto-Dominion Bank	670,509	46,392,137
Thomson Reuters Corp.	61,819	7,353,885
TMX Group Ltd.	20,151	1,986,098
Toromont Industries Ltd.	29,931	2,391,016
Tourmaline Oil Corp.	118,853	5,539,119
West Fraser Timber Co. Ltd.	21,660	1,883,315
Wheaton Precious Metals Corp.	167,310	7,650,325
WSP Global, Inc.	45,941	5,858,682
TOTAL CANADA		693,679,754
Cayman Islands - 5.7%
3SBio, Inc. (b)	525,000	571,843
AAC Technology Holdings, Inc. (a)	255,500	680,855
Airtac International Group	52,043	1,778,288
Alibaba Group Holding Ltd. (a)	5,479,512	75,335,997
Anta Sports Products Ltd.	456,200	6,919,924
Autohome, Inc. ADR Class A	26,760	932,854
Baidu, Inc. Class A (a)	818,194	13,753,875
BeiGene Ltd. (a)	233,971	4,598,821
Bilibili, Inc. Class Z (a)	66,471	1,658,899
Bosideng International Holdings Ltd.	1,122,000	625,265
Budweiser Brewing Co. APAC Ltd. (b)	630,393	1,989,092
C&D International Investment Group Ltd.	228,000	724,948
Chailease Holding Co. Ltd.	531,693	4,003,446
China Conch Venture Holdings Ltd.	634,500	1,346,463
China Feihe Ltd. (b)	1,369,000	1,313,471
China Hongqiao Group Ltd.	912,000	1,060,770
China Huishan Dairy Holdings Co. Ltd. (a)(c)	397,000	1
China Liansu Group Holdings Ltd.	381,000	433,084
China Literature Ltd. (a)(b)	142,600	747,638
China Medical System Holdings Ltd.	532,000	918,348
China Meidong Auto Holding Ltd.	248,000	615,322
China Mengniu Dairy Co. Ltd.	1,184,000	5,711,465
China Overseas Property Holdings Ltd.	455,000	595,153
China Resources Cement Holdings Ltd.	844,000	488,106
China Resources Land Ltd.	1,198,634	5,744,522
China Resources Microelectronics Ltd. (A Shares)	20,383	166,345
China Resources Mixc Lifestyle Services Ltd. (b)	261,200	1,504,945
China State Construction International Holdings Ltd.	705,250	844,709
ChinaSoft International Ltd.	974,000	856,315
Chow Tai Fook Jewellery Group Ltd.	747,800	1,600,787
CK Asset Holdings Ltd.	742,471	4,746,996
CK Hutchison Holdings Ltd.	997,893	6,350,543
Country Garden Holdings Co. Ltd.	4,524,517	1,697,740
Country Garden Services Holdings Co. Ltd.	799,000	2,160,067
Dali Foods Group Co. Ltd. (b)	722,000	321,961
Daqo New Energy Corp. ADR (a)	22,160	1,008,502
Dongyue Group Co. Ltd.	606,000	725,486
ENN Energy Holdings Ltd.	295,100	4,446,191
ESR Group Ltd. (b)	744,459	1,490,472
Futu Holdings Ltd. ADR (a)(d)	21,404	1,086,467
GCL Technology Holdings Ltd. (a)	7,654,000	2,119,617
GDS Holdings Ltd. Class A (a)	316,700	923,532
Geely Automobile Holdings Ltd.	2,265,000	3,674,510
Genscript Biotech Corp. (a)	434,000	1,470,617
Grab Holdings Ltd. (a)(d)	477,266	1,808,838
Greentown China Holdings Ltd.	314,500	463,690
Greentown Service Group Co. Ltd.	504,000	367,949
H World Group Ltd. ADR	70,264	3,336,135
Haichang Ocean Park Holdings Ltd. (a)(b)(d)	1,158,000	273,517
Haidilao International Holding Ltd. (a)(b)	424,000	1,156,127
Haitian International Holdings Ltd.	221,000	678,239
Hansoh Pharmaceutical Group Co. Ltd. (b)	418,000	855,525
Hengan International Group Co. Ltd.	232,000	1,141,292
Hygeia Healthcare Holdings Co. (a)(b)	121,400	963,506
Innovent Biologics, Inc. (a)(b)	381,000	2,075,099
iQIYI, Inc. ADR (a)	160,826	1,077,534
JD Health International, Inc. (a)(b)	405,100	3,364,087
JD.com, Inc. Class A	797,617	23,683,941
Jiumaojiu International Holdings Ltd. (b)	254,000	650,794
JOYY, Inc. ADR	17,048	608,273
Kanzhun Ltd. ADR (a)	67,010	1,627,673
KE Holdings, Inc. ADR (a)	247,712	4,543,038
Kingboard Chemical Holdings Ltd.	232,500	949,725
Kingboard Laminates Holdings Ltd.	323,000	393,840
Kingdee International Software Group Co. Ltd. (a)	956,000	2,086,481
Kingsoft Corp. Ltd.	341,600	1,257,785
Koolearn Technology Holding Ltd. (a)(b)	145,000	1,177,729
Kuaishou Technology Class B (a)(b)	655,600	5,768,503
Li Auto, Inc. Class A (a)	429,964	5,261,140
Li Ning Co. Ltd.	877,500	8,674,670
Longfor Properties Co. Ltd. (b)	681,500	2,251,752
Lufax Holding Ltd. ADR	244,399	745,417
Meituan Class B (a)(b)	1,855,210	41,474,850
Microport Scientific Corp. (a)	227,800	714,796
Minth Group Ltd.	264,000	774,841
NetEase, Inc.	730,895	12,967,626
New Oriental Education & Technology Group, Inc. (a)	552,610	2,345,730
NIO, Inc. sponsored ADR (a)(d)	509,342	6,147,758
Parade Technologies Ltd.	27,000	834,217
Pinduoduo, Inc. ADR (a)	186,978	18,320,104
Ping An Healthcare and Technology Co. Ltd. (a)(b)	175,100	463,665
Pop Mart International Group Ltd. (b)	196,000	635,536
Sands China Ltd. (a)	902,787	3,385,529
Sany Heavy Equipment International Holdings Co. Ltd.	388,000	391,958
Sea Ltd. ADR (a)	134,088	8,641,972
Shenzhou International Group Holdings Ltd.	302,500	3,809,570
Silergy Corp.	118,000	2,399,158
Sino Biopharmaceutical Ltd.	3,751,250	2,182,806
SITC International Holdings Co. Ltd.	515,000	1,125,069
Smoore International Holdings Ltd. (b)(d)	654,000	985,883
Sunny Optical Technology Group Co. Ltd.	267,000	3,603,736
TAL Education Group ADR (a)	162,782	1,189,936
Tencent Holdings Ltd.	2,311,000	112,612,533
Tencent Music Entertainment Group ADR (a)	267,115	2,241,095
Tingyi (Cayman Islands) Holding Corp.	752,000	1,251,037
Tongcheng Travel Holdings Ltd. (a)	473,200	1,072,181
Topsports International Holdings Ltd. (b)	638,000	601,164
Trip.com Group Ltd. ADR (a)	202,753	7,453,200
Uni-President China Holdings Ltd.	471,000	453,122
Vinda International Holdings Ltd.	125,000	344,969
Vipshop Holdings Ltd. ADR (a)	153,892	2,380,709
Want Want China Holdings Ltd.	1,817,000	1,183,413
Weibo Corp. sponsored ADR (a)	25,226	573,892
WH Group Ltd. (b)	3,075,946	1,894,366
Wharf Real Estate Investment Co. Ltd.	623,654	3,570,211
Wuxi Biologics (Cayman), Inc. (a)(b)	1,342,500	11,210,423
Xiaomi Corp. Class B (a)(b)	5,708,200	9,442,784
Xinyi Glass Holdings Ltd.	669,793	1,426,075
Xinyi Solar Holdings Ltd.	1,785,446	2,322,800
XPeng, Inc. Class A (a)	323,726	1,703,773
XTEP International Holdings Ltd.	453,000	604,012
Yadea Group Holdings Ltd. (b)	476,000	1,085,212
Yihai International Holding Ltd.	165,000	587,146
Zai Lab Ltd. ADR (a)	32,341	1,362,850
Zhen Ding Technology Holding Ltd.	265,302	978,816
Zhongsheng Group Holdings Ltd. Class H	230,000	1,301,383
ZTO Express, Inc. sponsored ADR	157,765	4,497,880
TOTAL CAYMAN ISLANDS		531,536,337
Chile - 0.1%
Banco de Chile	17,332,073	1,893,966
Banco de Credito e Inversiones	20,000	602,898
Banco Santander Chile	22,813,522	959,070
Cencosud SA	490,969	881,845
Compania Cervecerias Unidas SA	43,595	334,839
Compania Sud Americana de Vapores SA	5,424,536	470,807
Empresas CMPC SA	401,073	689,651
Empresas COPEC SA	145,804	1,099,727
Enel Americas SA	7,813,912	1,034,455
Enel Chile SA	10,248,403	483,872
Falabella SA	254,488	591,346
Itau CorpBanca SA	1	0
TOTAL CHILE		9,042,476
China - 3.3%
360 Security Technology, Inc. (A Shares)	155,900	162,102
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	48,200	146,205
3Peak, Inc. (A Shares)	2,486	107,109
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	13,009	203,297
AECC Aero-Engine Control Co. Ltd. (A Shares)	27,900	107,723
AECC Aviation Power Co. Ltd.	55,500	374,055
Agricultural Bank of China Ltd.:
(A Shares)	2,154,700	928,982
(H Shares)	10,436,000	3,756,266
Aier Eye Hospital Group Co. Ltd. (A Shares)	149,856	732,179
Air China Ltd.:
(A Shares) (a)	192,700	295,481
(H Shares) (a)	556,000	496,165
Aluminum Corp. of China Ltd.:
(A shares)	648,700	510,894
(H Shares)	1,088,000	581,421
Amlogic Shanghai Co. Ltd. (A Shares) (a)	8,978	103,498
Angel Yeast Co. Ltd. (A Shares)	16,600	102,482
Anhui Conch Cement Co. Ltd.:
(A Shares)	32,800	143,251
(H Shares)	526,000	1,996,919
Anhui Gujing Distillery Co. Ltd. (B Shares)	72,302	1,236,314
Anhui Honglu Steel Construction Group Co. Ltd.	14,950	73,916
Anhui Kouzi Distillery Co. Ltd. (A Shares)	11,500	95,206
Anhui Yingjia Distillery Co. Ltd. (A Shares)	14,800	144,057
Anjoy Foods Group Co. Ltd. (A Shares)	5,900	139,544
Apeloa Pharmaceutical Co. Ltd. A Shares	27,200	98,075
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	19,000	81,813
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	7,360	174,941
Avary Holding Shenzhen Co. Ltd. (A Shares)	39,400	168,825
AVIC Capital Co. Ltd. (A Shares)	141,000	109,617
AVIC Electromechanical Systems Co. Ltd. (A Shares)	82,700	135,222
AviChina Industry & Technology Co. Ltd. (H Shares)	871,000	453,018
Avicopter PLC (A Shares)	13,700	98,011
Bank of Beijing Co. Ltd. (A Shares)	471,716	297,194
Bank of Changsha Co. Ltd. (A Shares)	104,200	106,053
Bank of Chengdu Co. Ltd. (A Shares)	71,300	153,711
Bank of China Ltd.:
(A Shares)	1,027,200	490,120
(H Shares)	29,011,000	11,043,466
Bank of Communications Co. Ltd.:
(A Shares)	730,700	525,300
(H Shares)	3,407,000	2,105,864
Bank of Hangzhou Co. Ltd. (A Shares)	114,180	220,584
Bank of Jiangsu Co. Ltd. (A Shares)	314,230	346,105
Bank of Nanjing Co. Ltd. (A Shares)	211,900	326,270
Bank of Ningbo Co. Ltd. (A Shares)	138,740	676,191
Bank of Shanghai Co. Ltd. (A Shares)	226,720	201,337
Bank of Suzhou Co. Ltd.	69,900	80,999
Baoshan Iron & Steel Co. Ltd. (A Shares)	448,400	411,158
BBMG Corp. (H Shares)	513,000	66,868
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	666,000	506,530
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	88,700	120,693
Beijing Easpring Material Technology Co. Ltd. (A Shares)	10,900	109,395
Beijing Enlight Media Co. Ltd. (A Shares)	63,600	77,455
Beijing Kingsoft Office Software, Inc. (A Shares)	9,864	411,919
Beijing New Building Materials PLC (A Shares)	33,900	143,786
Beijing Originwater Technology Co. Ltd. (A Shares)	83,500	60,717
Beijing Shiji Information Technology Co. Ltd. (A Shares)	36,464	92,530
Beijing Tongrentang Co. Ltd. (A Shares)	29,200	204,322
Beijing United Information Technology Co. Ltd. (A Shares)	11,190	160,875
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	12,590	250,596
Beijing Yanjing Brewery Co. Ltd. (A Shares)	53,800	89,792
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	5,400	83,689
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	8,700	111,866
Betta Pharmaceuticals Co. Ltd. (A Shares)	8,800	78,448
BGI Genomics Co. Ltd.	8,300	67,044
Bloomage Biotechnology Corp. Ltd. (A Shares)	6,845	126,689
BOC International China Co. Ltd.	54,800	91,703
BOE Technology Group Co. Ltd. (A Shares)	753,800	445,397
BTG Hotels Group Co. Ltd.	29,700	102,811
By-Health Co. Ltd. (A Shares)	30,700	105,050
BYD Co. Ltd.:
(A Shares)	37,500	1,602,351
(H Shares)	311,500	9,864,442
Caitong Securities Co. Ltd.	85,670	99,313
CECEP Solar Energy Co. Ltd. (A Shares)	84,900	96,630
CECEP Wind-Power Corp. (A Shares)	156,650	92,592
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	18,900	96,483
CGN Power Co. Ltd. (H Shares) (b)	4,532,000	1,058,944
Changchun High & New Technology Industry Group, Inc. (A Shares)	8,700	259,879
Changjiang Securities Co. Ltd. (A Shares)	101,100	86,303
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	6,100	122,597
Chaozhou Three-Circle Group Co. (A Shares)	41,300	204,473
Chengtun Mining Group Co. Ltd. (A Shares)	63,700	59,690
Chengxin Lithium Group Co. Ltd. (A Shares)	18,200	115,798
China Baoan Group Co. Ltd. (A Shares)	56,600	105,374
China Cinda Asset Management Co. Ltd. (H Shares)	2,914,000	413,726
China CITIC Bank Corp. Ltd.:
(A Shares)	111,700	83,669
(H Shares)	3,242,000	1,564,103
China Coal Energy Co. Ltd. (H Shares)	720,000	577,784
China Communications Services Corp. Ltd. (H Shares)	828,000	315,087
China Construction Bank Corp.:
(A Shares)	676,442	562,462
(H Shares)	34,938,000	22,615,050
China CSSC Holdings Ltd. (A Shares)	94,300	332,071
China Eastern Airlines Corp. Ltd. (A Shares) (a)	209,100	166,629
China Energy Engineering Corp. Ltd. (A Shares)	648,100	225,938
China Everbright Bank Co. Ltd.:
(A Shares)	324,600	147,753
(H Shares)	2,369,000	756,221
China Galaxy Securities Co. Ltd. (H Shares)	1,712,000	922,860
China Great Wall Securities Co. Ltd. (A Shares)	68,600	92,841
China Greatwall Technology Group Co. Ltd. (A Shares)	64,400	116,381
China International Capital Corp. Ltd.	11,400	67,671
China International Capital Corp. Ltd. (H Shares) (b)	642,000	1,434,631
China Jushi Co. Ltd. (A Shares)	65,722	143,925
China Life Insurance Co. Ltd.:
(A Shares)	31,100	157,162
(H Shares)	2,879,000	5,299,585
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,234,000	1,703,464
China Meheco Co. Ltd. (A Shares)	33,180	75,386
China Merchants Bank Co. Ltd.:
(A Shares)	345,400	2,117,893
(H Shares)	1,559,751	10,116,745
China Merchants Energy Shipping Co. Ltd. (A Shares)	180,300	171,120
China Merchants Securities Co. Ltd. (A Shares)	156,930	332,915
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	165,900	365,524
China Minmetals Rare Earth Co. Ltd. (A Shares) (a)	22,700	139,194
China Minsheng Banking Corp. Ltd.:
(A Shares)	801,300	414,547
(H Shares)	2,433,800	909,940
China National Building Materials Co. Ltd. (H Shares)	1,457,000	1,336,880
China National Chemical Engineering Co. Ltd. (A Shares)	115,600	149,012
China National Nuclear Power Co. Ltd. (A Shares)	394,600	353,741
China National Software & Service Co. Ltd. (A Shares)	14,200	158,819
China Northern Rare Earth Group High-Tech Co. Ltd.	77,400	334,098
China Oilfield Services Ltd. (H Shares)	634,000	768,430
China Pacific Insurance (Group) Co. Ltd.	60,500	232,047
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,173,800	3,227,324
China Petroleum & Chemical Corp.:
(A Shares)	896,400	601,357
(H Shares)	9,252,000	4,995,800
China Railway Group Ltd.:
(A Shares)	665,000	562,494
(H Shares)	1,336,000	728,834
China Railway Signal & Communications Corp. (A Shares)	163,929	117,663
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	20,500	147,728
China Shenhua Energy Co. Ltd.:
(A Shares)	135,500	571,003
(H Shares)	1,275,500	3,970,146
China Southern Airlines Ltd.:
(A Shares) (a)	280,800	305,403
(H Shares) (a)	572,000	379,961
China State Construction Engineering Corp. Ltd. (A Shares)	870,760	715,837
China Three Gorges Renewables Group Co. Ltd. (A Shares)	573,400	489,313
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	63,900	2,023,999
(H Shares) (a)(b)	7,100	217,548
China Tower Corp. Ltd. (H Shares) (b)	16,756,000	1,903,833
China United Network Communications Ltd. (A Shares)	694,400	538,611
China Vanke Co. Ltd.:
(A Shares)	139,600	378,709
(H Shares)	744,600	1,505,210
China Yangtze Power Co. Ltd. (A Shares)	545,530	1,680,804
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	11,100	186,928
China Zheshang Bank Co. Ltd. (a)	391,500	171,835
Chongqing Brewery Co. Ltd. (A Shares)	9,400	167,957
Chongqing Changan Automobile Co. Ltd. (A Shares)	170,390	358,856
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	17,800	70,447
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	232,300	123,642
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	34,000	494,667
CITIC Securities Co. Ltd.:
(A Shares)	204,630	651,547
(H Shares)	944,175	2,160,097
Cmoc Group Ltd.:
(A Shares)	278,300	234,844
(H Shares)	1,461,000	845,633
CNGR Advanced Material Co. Ltd.	8,400	96,978
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	62,975	69,699
Contemporary Amperex Technology Co. Ltd.	52,700	3,656,811
COSCO Shipping Development Co. Ltd. (A Shares)	201,700	75,134
COSCO Shipping Energy Transportation Co. Ltd. (A Shares) (a)	73,900	157,001
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	392,320	619,916
(H Shares)	1,078,650	1,118,863
CRRC Corp. Ltd.:
(A Shares)	1,230,600	976,599
(H Shares)	243,000	110,144
CSC Financial Co. Ltd. (A Shares)	87,900	352,854
Daan Gene Co. Ltd.	32,900	77,635
Dajin Heavy Industry Co. Ltd.	11,600	81,420
Daqin Railway Co. Ltd. (A Shares)	322,100	319,899
DaShenLin Pharmaceutical Group Co. Ltd.	18,792	106,076
Datang International Power Generation Co. Ltd. (A Shares) (a)	179,300	73,640
DHC Software Co. Ltd. (A Shares)	60,800	55,895
Do-Fluoride New Materials Co. Ltd. (A Shares)	16,700	91,398
Dong-E-E-Jiao Co. Ltd. (A Shares)	13,300	86,852
Dongfang Electric Corp. Ltd. (A Shares)	58,000	184,354
Dongfeng Motor Group Co. Ltd. (H Shares)	990,000	590,255
Dongxing Securities Co. Ltd. (A Shares)	57,200	70,944
East Money Information Co. Ltd. (A Shares)	275,608	923,852
Ecovacs Robotics Co. Ltd. Class A	11,100	143,811
ENN Natural Gas Co. Ltd. (A Shares)	55,800	149,394
Eve Energy Co. Ltd. (A shares)	40,624	533,829
Everbright Securities Co. Ltd. (A Shares)	81,200	191,820
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	75,600	73,865
FAW Jiefang Group Co. Ltd. (A Shares)	49,800	60,835
First Capital Securities Co. Ltd. (A Shares)	83,000	73,956
Flat Glass Group Co. Ltd. (d)	36,000	112,710
Flat Glass Group Co. Ltd. (A Shares)	100,500	561,234
Focus Media Information Technology Co. Ltd. (A Shares)	302,240	312,008
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	81,148	956,397
Foxconn Industrial Internet Co. Ltd. (A Shares)	432,896	611,046
Fujian Sunner Development Co. Ltd. A Shares	27,000	98,395
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	90,600	525,219
(H Shares) (b)	180,800	889,818
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	1,400	73,477
Ganfeng Lithium Group Co. Ltd. (A Shares)	83,720	984,884
Gaona Aero Material Co., Ltd. (A Shares)	9,400	62,721
GCL System Integration Technology Co. Ltd. (a)	123,500	59,388
GD Power Development Co. Ltd. (A Shares) (a)	390,100	229,791
GEM Co. Ltd. (A Shares)	106,200	125,977
Gemdale Corp. (A Shares)	96,300	141,089
GF Securities Co. Ltd.:
(A Shares)	269,600	698,006
(H Shares)	185,800	304,260
Gigadevice Semiconductor Beijing, Inc. (A Shares)	13,484	230,109
Ginlong Technologies Co. Ltd. (A Shares)	8,100	220,843
GoerTek, Inc. (A Shares)	73,100	224,814
GoodWe Technologies Co. Ltd. (A Shares)	2,628	159,096
Gotion High-tech Co. Ltd. (A Shares)	34,600	167,184
Great Wall Motor Co. Ltd.:
(A Shares)	48,100	221,825
(H Shares)	1,143,500	1,614,567
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	62,200	319,774
GRG Banking Equipment Co. Ltd. (A Shares)	34,700	52,388
Guangdong Haid Group Co. Ltd. (A Shares)	34,300	316,947
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	65,100	93,199
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	6,700	98,726
Guanghui Energy Co. Ltd. (A Shares)	144,900	220,286
Guangzhou Automobile Group Co. Ltd.	166,700	291,109
Guangzhou Automobile Group Co. Ltd. (H Shares)	992,000	713,677
Guangzhou Baiyunshan Pharma Health (A Shares)	30,200	135,623
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares)	9,800	110,746
Guangzhou Haige Communications Group (A Shares)	45,300	58,946
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	9,700	121,193
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	12,900	120,619
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	39,620	289,749
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	81,304	79,954
Guolian Securities Co. Ltd.	45,900	82,228
Guosen Securities Co. Ltd. (A Shares)	151,000	210,300
Guotai Junan Securities Co. Ltd.:
(A Shares)	43,000	91,129
(H Shares) (b)	228,600	280,166
Guoyuan Securities Co. Ltd. (A Shares)	91,900	96,880
Haier Smart Home Co. Ltd.	872,600	3,218,255
Haier Smart Home Co. Ltd. (A Shares)	141,229	539,912
Haitong Securities Co. Ltd.:
(A Shares)	114,700	159,056
(H Shares)	1,506,800	1,039,430
Hanergy Mobile Energy Holding (a)(c)	576,000	1
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	68,700	108,337
Hangzhou Chang Chuan Technology Co. Ltd.	12,700	81,547
Hangzhou First Applied Material Co. Ltd. (A Shares)	28,080	313,648
Hangzhou Lion Electronics Co. Ltd. (A Shares)	14,900	103,229
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	21,100	120,407
Hangzhou Robam Appliances Co. Ltd. (A Shares)	18,900	84,262
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	29,000	152,478
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	30,500	527,437
(H Shares) (b)	18,100	237,430
Heilongjiang Agriculture Co. Ltd. (A Shares)	32,100	67,320
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	51,300	133,846
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	66,100	250,062
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	34,100	112,839
Hengli Petrochemical Co. Ltd. (A Shares)	114,800	298,582
Hengtong Optic-electric Co. Ltd. (A Shares)	52,300	120,429
Hengyi Petrochemical Co. Ltd. (A Shares)	73,630	85,265
Hesteel Co. Ltd. (A Shares)	237,700	85,031
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	10,200	179,179
Hongfa Technology Co. Ltd. (A Shares)	20,820	115,825
Hoshine Silicon Industry Co. Ltd. (A Shares)	10,400	143,853
Huadian Power International Corp. Ltd.:
(A Shares)	21,700	18,754
(H Shares)	454,000	181,735
Huadong Medicine Co. Ltd. (A Shares)	37,260	262,300
Huafon Chemical Co. Ltd. (A Shares)	94,500	106,551
Huagong Tech Co. Ltd. (A Shares)	26,200	73,016
Huaibei Mining Holdings Co. Ltd. (A Shares)	55,500	110,654
Hualan Biological Engineer, Inc. (A Shares)	38,250	126,702
Huaneng Power International, Inc.:
(A Shares) (a)	223,700	248,524
(H Shares) (a)	1,386,000	676,700
Huatai Securities Co. Ltd.:
(A Shares)	71,000	136,834
(H Shares) (b)	817,600	1,058,644
HUAXI Securities Co. Ltd.	51,000	61,857
Huaxia Bank Co. Ltd. (A Shares)	192,800	148,973
Huaxin Cement Co. Ltd. (A Shares)	21,900	53,118
Huayu Automotive Systems Co. Ltd. (A Shares)	67,031	181,449
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	10,300	79,453
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	18,900	81,960
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	24,300	117,379
Huizhou Desay SV Automotive Co. Ltd.	11,800	230,437
Humanwell Healthcare Group Co. Ltd. (A Shares)	35,400	139,551
Hunan Valin Steel Co. Ltd. (A Shares)	127,200	93,760
Hundsun Technologies, Inc. (A Shares)	40,077	281,112
iFlytek Co. Ltd. (A Shares)	47,000	283,197
IMEIK Technology Development Co. Ltd. (A Shares)	4,500	398,067
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,311,300	839,496
(H Shares)	20,930,000	11,195,853
Industrial Bank Co. Ltd. (A Shares)	432,700	1,132,769
Industrial Securities Co. Ltd. (A Shares)	158,340	162,297
Ingenic Semiconductor Co. Ltd. (A Shares)	9,000	104,246
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	137,500	664,590
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	978,800	296,750
Inner Mongolia Dian Tou Energy Corp. Ltd.	46,800	91,654
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	26,880	66,926
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	164,900	108,402
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	491,500	738,709
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	71,300	94,923
Inspur Electronic Information Industry Co. Ltd. (A Shares)	27,512	96,834
iRay Technology Co. Ltd. (A Shares)	1,544	107,044
JA Solar Technology Co. Ltd. (A Shares)	50,540	495,423
Jafron Biomedical Co. Ltd. (A Shares)	17,540	87,885
Jason Furniture Hangzhou Co. Ltd. (A Shares)	18,020	114,125
JCET Group Co. Ltd. (A Shares)	37,800	150,011
Jiangsu Eastern Shenghong Co. Ltd.	88,000	204,368
Jiangsu Expressway Co. Ltd. (H Shares)	534,000	525,926
Jiangsu Hengli Hydraulic Co. Ltd.	26,772	259,999
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	136,148	853,163
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	22,000	188,883
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	31,300	816,806
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	6,000	98,288
Jiangsu Yoke Technology Co. Ltd. (A Shares)	10,300	79,842
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	21,300	94,790
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	73,400	178,508
Jiangxi Copper Co. Ltd.:
(A Shares)	30,000	86,843
(H Shares)	423,000	728,429
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	35,600	102,977
JiuGui Liquor Co. Ltd. (A Shares)	6,400	133,777
Jizhong Energy Resources Co. Ltd. (A Shares)	75,000	73,331
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	39,200	68,412
Joinn Laboratories China Co. Ltd. (A Shares)	9,788	92,549
Jointown Pharmaceutical Group (A Shares)	41,900	84,243
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	16,700	89,703
Juewei Food Co. Ltd.	12,400	98,145
Juneyao Airlines Co. Ltd. (A shares) (a)	34,800	78,802
Kangmei Pharmaceutical Co. Ltd. rights (a)(c)	3,087	0
Keda Industrial Group Co. Ltd.	40,500	96,624
Kuang-Chi Technologies Co. Ltd. (A Shares)	45,500	124,219
Kweichow Moutai Co. Ltd. (A Shares)	27,800	7,624,525
Lb Group Co. Ltd. (A Shares)	45,500	140,866
Lens Technology Co. Ltd. (A Shares)	100,600	198,734
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	37,400	123,807
Liaoning Port Co. Ltd. (A Shares)	390,600	94,418
Lingyi iTech Guangdong Co. (A Shares) (a)	150,800	120,206
Livzon Pharmaceutical Group, Inc. (A Shares)	14,900	74,931
LONGi Green Energy Technology Co. Ltd.	162,668	1,166,472
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	6,800	64,191
Luxi Chemical Group Co. Ltd.	42,500	84,698
Luxshare Precision Industry Co. Ltd. (A Shares)	150,947	731,248
Luzhou Laojiao Co. Ltd. (A Shares)	30,800	1,085,912
Mango Excellent Media Co. Ltd. (A Shares)	37,800	171,348
Maxscend Microelectronics Co. Ltd. (A Shares)	11,352	226,185
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	86,164	81,542
Metallurgical Corp. China Ltd. (H Shares)	920,000	208,075
Ming Yang Smart Energy Group Ltd. (A Shares)	44,800	185,461
Montage Technology Co. Ltd. (A Shares)	23,614	194,486
Muyuan Foodstuff Co. Ltd. (A Shares)	113,340	839,612
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	35,293	99,584
NARI Technology Co. Ltd. (A Shares)	138,688	543,660
NAURA Technology Group Co. Ltd.	11,200	391,092
NavInfo Co. Ltd. (A Shares)	52,300	93,221
New China Life Insurance Co. Ltd.	13,900	64,218
New China Life Insurance Co. Ltd. (H Shares)	378,700	1,015,659
New Hope Liuhe Co. Ltd. (A Shares) (a)	96,000	186,656
Ninestar Corp. (A Shares)	29,000	220,828
Ningbo Deye Technology Co. Ltd. (A Shares)	4,300	222,846
Ningbo Joyson Electronic Corp. (A shares) (a)	29,500	70,023
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	14,500	138,365
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	9,354	109,681
Ningbo Shanshan Co. Ltd. (A Shares)	44,500	129,434
Ningbo Tuopu Group Co. Ltd. (A Shares)	22,900	242,714
Ningxia Baofeng Energy Group Co. Ltd.	125,200	248,908
Nongfu Spring Co. Ltd. (H Shares) (b)	648,800	3,672,732
North Industries Group Red Arrow Co. Ltd. (A Shares)	29,900	101,711
Offshore Oil Enginering Co. Ltd. (A Shares)	76,200	75,295
OFILM Group Co. Ltd. (A Shares) (a)	74,700	55,900
Oppein Home Group, Inc. (A Shares)	10,760	200,804
Orient Securities Co. Ltd. (A Shares)	144,008	231,809
Ovctek China, Inc. (A Shares)	19,820	109,126
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	179,600	138,805
People's Insurance Co. of China Group Ltd.:
(A Shares)	140,700	107,527
(H Shares)	3,307,000	1,114,872
Perfect World Co. Ltd. (A Shares)	42,950	89,616
PetroChina Co. Ltd.:
(A Shares)	525,000	403,785
(H Shares)	7,790,000	4,167,262
Pharmaron Beijing Co. Ltd.:
(A Shares)	21,500	236,975
(H Shares) (b)	72,600	532,152
PICC Property & Casualty Co. Ltd. (H Shares)	2,542,933	2,390,744
Ping An Bank Co. Ltd. (A Shares)	407,700	909,063
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	253,892	1,925,338
(H Shares)	2,340,000	18,176,422
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	52,600	87,980
Poly Developments & Holdings (A Shares)	255,800	596,268
Porton Pharma Solutions Ltd. (A Shares)	11,600	81,587
Postal Savings Bank of China Co. Ltd.	332,900	237,822
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	3,320,000	2,259,286
Power Construction Corp. of China Ltd. (A Shares)	305,600	318,474
Proya Cosmetics Co. Ltd. (A Shares)	3,240	79,316
Pylon Technologies Co. Ltd. (Series A)	3,234	147,460
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	113,200	421,368
Raytron Technology Co. Ltd. (A Shares)	9,121	59,785
Riyue Heavy Industry Co. Ltd. (A Shares)	22,600	80,578
Rongsheng Petrochemical Co. Ltd. (A Shares)	210,550	414,044
SAIC Motor Corp. Ltd. (A Shares)	164,000	365,979
Sailun Group Co. Ltd. A Shares	66,900	99,448
Sangfor Technologies, Inc.	8,800	197,410
Sany Heavy Industry Co. Ltd. (A Shares)	178,400	464,256
Satellite Chemical Co. Ltd. (A Shares)	72,399	190,373
Sealand Securities Co. Ltd. (A Shares)	114,180	59,995
Seazen Holdings Co. Ltd. (A Shares) (a)	48,200	152,487
SF Holding Co. Ltd. (A Shares)	101,400	885,350
SG Micro Corp. (A Shares)	7,575	200,540
Shaanxi Coal Industry Co. Ltd. (A Shares)	207,500	601,936
Shan Xi Hua Yang Group New Energy Co. Ltd.	50,800	118,455
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	24,010	68,331
Shandong Gold Mining Co. Ltd.:
(A Shares)	95,832	281,782
(H Shares) (b)	234,000	451,287
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	39,520	198,296
Shandong Linglong Tyre Co. Ltd. (A Shares)	30,400	99,477
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	237,000	127,181
Shandong Sun Paper Industry JSC Ltd. (A Shares)	56,000	92,812
Shandong Weifang Rainbow Chemical Co. Ltd.	5,600	68,021
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	941,600	1,565,298
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	22,580	121,755
Shanghai Baosight Software Co. Ltd.	241,612	757,289
Shanghai Baosight Software Co. Ltd. (A Shares)	9,460	70,214
Shanghai Construction Group Co. Ltd. (A Shares)	168,300	65,598
Shanghai Electric Group Co. Ltd. (A Shares) (a)	265,500	161,084
Shanghai Electric Power Co. Ltd. (A Shares) (a)	61,400	91,867
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	33,800	170,992
(H Shares) (d)	199,500	643,274
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	3,050	95,946
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	55,609	559,936
Shanghai International Airport Co. Ltd. (A Shares) (a)	26,100	234,556
Shanghai International Port Group Co. Ltd. (A Shares)	205,500	162,632
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	19,600	167,428
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	14,382	122,490
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	56,280	102,772
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	488,931	391,826
Shanghai M&G Stationery, Inc. (A Shares)	17,700	140,955
Shanghai Medicilon, Inc. (A Shares)	1,840	57,191
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	115,800	320,831
(H Shares)	191,700	338,005
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	623,200	681,189
Shanghai Putailai New Energy Technology Co. Ltd.	29,228	240,074
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	153,600	142,432
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	162,300	142,229
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	65,400	76,743
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	64,300	189,002
Shanxi Meijin Energy Co. Ltd. (A Shares)	90,100	128,748
Shanxi Securities Co. Ltd. (A Shares)	72,450	63,673
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	116,400	79,375
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	25,720	1,113,890
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	88,270	154,306
Shenghe Resources Holding Co. Ltd. (A Shares)	36,000	87,872
Shengyi Technology Co. Ltd.	38,700	92,787
Shennan Circuits Co. Ltd. (A Shares)	9,500	107,713
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,080,100	665,354
Shenzhen Capchem Technology Co. Ltd. (A Shares)	15,700	114,257
Shenzhen Dynanonic Co. Ltd. (A Shares)	3,600	143,906
Shenzhen Energy Group Co. Ltd. (A Shares)	91,720	84,208
Shenzhen Inovance Technology Co. Ltd. (A Shares)	55,050	582,701
Shenzhen Kangtai Biological Products Co. Ltd.	24,060	131,355
Shenzhen Kedali Industry Co. Ltd.	4,900	109,824
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	12,400	107,028
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	26,000	1,285,883
Shenzhen New Industries Biomedical Engineering Co. Ltd.	16,900	138,338
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	182,400	145,403
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	23,200	124,690
Shenzhen SC New Energy Technology Corp. (A Shares)	7,200	131,941
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	27,217	94,281
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	18,700	79,651
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	15,964	202,666
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	18,100	84,443
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	35,860	154,576
Sichuan Chuantou Energy Co. Ltd. (A Shares)	82,836	153,764
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	172,200	82,160
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	33,000	133,024
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	31,500	92,665
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	106,600	185,432
Sichuan Swellfun Co. Ltd. (A Shares)	9,200	111,513
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	25,200	96,673
Sieyuan Electric Co. Ltd. (A Shares)	16,900	109,282
Sinoma Science & Technology Co. Ltd. (A Shares)	36,000	132,809
Sinomine Resource Group Co. Ltd. (A Shares)	9,940	132,657
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	133,600	63,469
Sinopharm Group Co. Ltd. (H Shares)	524,800	1,286,281
SKSHU Paint Co. Ltd. (A Shares) (a)	8,160	150,100
Songcheng Performance Development Co. Ltd. (A Shares)	60,860	131,422
Soochow Securities Co. Ltd. (A Shares)	86,849	91,606
Southwest Securities Co. Ltd. (A Shares)	132,600	78,594
StarPower Semiconductor Ltd. (A Shares)	3,500	164,479
Sungrow Power Supply Co. Ltd. (A Shares)	32,000	619,772
Sunwoda Electronic Co. Ltd. (A Shares)	36,300	127,155
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	35,500	150,920
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	3,660	241,179
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	12,100	114,241
Tangshan Jidong Cement Co. Ltd. A Shares	68,000	87,587
TBEA Co. Ltd. (A Shares)	75,800	239,921
TCL Technology Group Corp. (A Shares)	290,100	180,989
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	69,200	436,597
Thunder Software Technology Co. Ltd. (A Shares)	9,600	156,774
Tianjin 712 Communication & Broadcasting Co. Ltd.	16,700	87,598
Tianma Microelectronics Co. Ltd. (A Shares)	49,300	69,015
Tianqi Lithium Corp. (A Shares) (a)	31,700	454,247
Tianshan Aluminum Group Co. Ltd.	86,000	115,203
Tianshui Huatian Technology Co. Ltd. (A Shares)	63,000	83,528
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	18,800	67,628
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	38,500	93,285
Toly Bread Co. Ltd.	24,308	60,327
TongFu Microelectronics Co. Ltd. (A Shares) (a)	31,800	86,739
Tongkun Group Co. Ltd. (A Shares)	49,100	114,501
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	217,300	112,885
Tongwei Co. Ltd. (A Shares)	95,300	597,974
Topchoice Medical Corp. (a)	6,600	159,285
TravelSky Technology Ltd. (H Shares)	376,000	781,536
Trina Solar Co. Ltd. (A Shares)	46,721	496,376
Tsingtao Brewery Co. Ltd.:
(A Shares)	32,300	485,160
(H Shares)	202,000	1,950,277
Unigroup Guoxin Microelectronics Co. Ltd.	17,779	332,152
Unisplendour Corp. Ltd. (A Shares)	54,120	184,937
Walvax Biotechnology Co. Ltd. (A Shares)	33,000	195,939
Wanhua Chemical Group Co. Ltd. (A Shares)	65,700	942,915
Weichai Power Co. Ltd.:
(A Shares)	88,600	147,563
(H Shares)	921,600	1,391,697
Weihai Guangwei Composites Co. Ltd. (A Shares)	11,200	119,909
Wens Foodstuffs Group Co. Ltd. (A Shares)	139,200	415,962
Western Mining Co. Ltd. (A Shares)	57,100	98,113
Western Securities Co. Ltd. (A Shares)	78,900	77,773
Western Superconducting Technologies Co. Ltd. (A Shares)	9,909	144,719
Will Semiconductor Ltd.	24,750	347,270
Wingtech Technology Co. Ltd. (A Shares)	26,800	233,408
Wuchan Zhongda Group Co. Ltd.	106,200	77,242
Wuhan DR Laser Technology Corp. Ltd. (A Shares)	3,700	78,000
Wuhan Guide Infrared Co. Ltd. (A Shares)	63,880	111,721
Wuliangye Yibin Co. Ltd. (A Shares)	89,700	2,792,117
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	38,930	73,644
WuXi AppTec Co. Ltd.	50,348	699,593
WuXi AppTec Co. Ltd. (H Shares) (b)	138,300	1,797,075
Wuxi Autowell Technology Co. Ltd. (A Shares)	3,291	105,092
Wuxi Shangji Automation Co. Ltd. (A Shares)	8,200	139,389
XCMG Construction Machinery Co. Ltd. (A Shares)	194,700	168,175
Xiamen C&D, Inc. (A Shares)	65,100	128,223
Xiamen Faratronic Co. Ltd. (A Shares)	4,800	127,847
Xiamen Tungsten Co. Ltd. (A Shares)	29,300	96,536
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	192,182	334,581
(H Shares)	140,452	143,498
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	55,700	63,348
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	11,600	98,327
Yankuang Energy Group Co. Ltd.:
(A Shares)	77,500	395,124
(H Shares)	514,000	1,653,050
Yantai Jereh Oilfield Services (A Shares)	19,800	95,314
Yealink Network Technology Corp. Ltd.	19,400	176,007
Yifeng Pharmacy Chain Co. Ltd.	14,014	117,996
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	25,200	167,347
Yintai Gold Co. Ltd. (A Shares)	59,540	110,362
YongXing Special Materials Technology Co. Ltd. (A Shares)	9,100	153,683
Yonyou Network Technology Co. Ltd. (A Shares)	73,430	267,557
Youngor Group Co. Ltd. (A Shares)	112,893	108,323
Youngy Co. Ltd. (A Shares) (a)	5,500	93,221
YTO Express Group Co. Ltd. (A Shares)	69,500	216,460
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	34,000	86,614
Yunda Holding Co. Ltd. (A Shares)	57,120	125,346
Yunnan Aluminium Co. Ltd. (A Shares)	69,900	140,110
Yunnan Baiyao Group Co. Ltd. (A Shares)	38,080	324,508
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	5,800	120,608
Yunnan Energy New Material Co. Ltd.	19,000	441,361
Yunnan Tin Co. Ltd. (A Shares)	39,200	88,643
Yunnan Yuntianhua Co. Ltd. (Series A) (a)	38,600	133,144
Zangge Mining Co. Ltd. (Series A)	30,700	127,369
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	12,898	595,279
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)	411,000	472,983
Zhefu Holding Group Co. Ltd. (A Shares)	130,200	79,568
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	167,966	99,050
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	125,300	94,861
Zhejiang Chint Electric Co. Ltd. (A Shares)	44,300	211,763
Zhejiang Dahua Technology Co. Ltd. (A Shares)	55,000	103,438
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	8,900	72,117
Zhejiang Expressway Co. Ltd. (H Shares)	476,000	411,040
Zhejiang HangKe Technology, Inc. Co. (A Shares)	8,227	61,696
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	33,860	107,623
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	34,110	333,890
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	27,400	280,347
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	18,000	120,555
Zhejiang Juhua Co. Ltd. (A Shares)	57,500	141,355
Zhejiang NHU Co. Ltd. (A Shares)	65,380	188,921
Zhejiang Supcon Technology Co. Ltd. (A Shares)	10,012	136,827
Zhejiang Supor Cookware Co. Ltd.	8,500	65,162
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	35,600	102,770
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	30,400	103,075
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	11,500	96,866
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	19,600	71,094
Zheshang Securities Co. Ltd.	76,900	121,618
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	247,700	825,570
Zhongji Innolight Co. Ltd. (A Shares)	17,700	76,525
Zhongtai Securities Co. Ltd. (A Shares)	121,000	124,148
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	23,183	192,671
(H Shares)	186,100	991,419
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	9,700	68,793
Zhuzhou Kibing Group Co. Ltd. (A Shares)	55,400	98,817
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares) (a)	51,700	55,640
Zijin Mining Group Co. Ltd. (H Shares)	2,616,000	4,327,000
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	421,700	364,100
ZTE Corp.:
(A Shares)	30,600	121,084
(H Shares)	415,680	1,003,879
TOTAL CHINA		309,804,985
Colombia - 0.0%
Bancolombia SA	101,022	908,523
Interconexion Electrica SA ESP	159,706	651,272
TOTAL COLOMBIA		1,559,795
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(c)	15,142	42,041
TCS Group Holding PLC unit (a)(c)	40,237	67,902
TOTAL CYPRUS		109,943
Czech Republic - 0.0%
CEZ A/S	58,549	2,377,195
Komercni Banka A/S	29,414	989,166
MONETA Money Bank A/S (b)	114,231	421,493
TOTAL CZECH REPUBLIC		3,787,854
Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	1,152	2,442,825
Series B	1,849	4,022,116
Carlsberg A/S Series B	35,884	5,094,153
Chr. Hansen Holding A/S	39,098	2,877,483
Coloplast A/S Series B	43,901	5,300,365
Danske Bank A/S	254,435	5,283,764
Demant A/S (a)	32,702	921,651
DSV A/S	69,144	11,377,986
Genmab A/S (a)	24,374	9,552,092
Novo Nordisk A/S Series B	611,323	84,600,915
Novozymes A/S Series B	74,613	3,869,840
ORSTED A/S (b)	69,963	6,230,349
Pandora A/S	33,777	2,793,895
Rockwool International A/S Series B	3,360	957,517
Tryg A/S	131,241	3,001,625
Vestas Wind Systems A/S	373,810	10,938,277
TOTAL DENMARK		159,264,853
Egypt - 0.0%
Commercial International Bank SAE	942,144	1,545,578
Eastern Co. SAE	357,323	211,931
EFG-Hermes Holding SAE	274,121	172,393
TOTAL EGYPT		1,929,902
Finland - 0.8%
Elisa Corp. (A Shares)	53,876	3,067,964
Fortum Corp.	161,040	2,418,656
Kesko Oyj	105,437	2,449,554
Kone OYJ (B Shares)	126,058	6,857,679
Neste OYJ	156,911	7,476,775
Nokia Corp.	2,000,679	9,464,679
Nordea Bank ABP	1,239,913	14,438,935
Orion Oyj (B Shares)	40,777	2,180,628
Sampo Oyj (A Shares)	177,370	9,288,515
Stora Enso Oyj (R Shares)	202,186	2,878,366
UPM-Kymmene Corp.	198,000	7,157,252
Wartsila Corp.	174,670	1,655,863
TOTAL FINLAND		69,334,866
France - 6.9%
Accor SA (a)	62,696	2,034,986
Aeroports de Paris SA (a)	10,809	1,671,580
Air Liquide SA	184,672	29,404,605
Alstom SA	119,509	3,553,621
Amundi SA (b)	23,667	1,543,775
Arkema SA	21,656	2,183,878
AXA SA	689,824	21,521,836
bioMerieux SA	15,840	1,607,702
BNP Paribas SA	410,107	28,166,915
Bollore SA	322,725	1,799,863
Bouygues SA	86,150	2,838,121
Bureau Veritas SA	109,734	3,130,362
Capgemini SA	60,760	11,487,005
Carrefour SA	222,616	4,234,372
Compagnie de St. Gobain	182,888	10,503,469
Compagnie Generale des Etablissements Michelin SCA Series B	251,914	7,965,475
Covivio	19,081	1,305,829
Credit Agricole SA	444,853	5,356,583
Danone SA	237,389	13,018,244
Dassault Aviation SA	9,003	1,533,719
Dassault Systemes SA	247,367	9,199,799
Edenred SA	92,406	5,021,955
Eiffage SA	30,997	3,301,094
Electricite de France SA (a)	5,248	68,835
Electricite de France SA	210,152	2,756,451
Engie SA	673,586	9,564,835
EssilorLuxottica SA	107,481	19,618,774
Eurazeo SA	16,269	1,136,380
Gecina SA	16,739	1,976,282
Getlink SE	158,714	2,679,638
Hermes International SCA	11,689	21,787,345
Ipsen SA	13,659	1,431,480
Kering SA	27,693	17,279,238
Klepierre SA	77,835	1,968,222
L'Oreal SA (a)	4,395	1,814,747
L'Oreal SA	84,883	35,049,179
La Francaise des Jeux SAEM (b)	38,313	1,634,840
Legrand SA	99,922	8,909,454
LVMH Moet Hennessy Louis Vuitton SE	102,138	89,163,966
Orange SA	739,141	7,822,149
Pernod Ricard SA	76,399	15,772,557
Publicis Groupe SA	85,150	5,993,035
Remy Cointreau SA	8,945	1,678,458
Renault SA (a)	71,893	2,910,622
Safran SA	126,453	18,183,368
Sanofi SA	421,548	41,279,866
Sartorius Stedim Biotech	10,297	3,569,889
Schneider Electric SA	200,924	32,593,006
SEB SA	9,688	1,009,522
Societe Generale Series A	299,326	8,909,913
Sodexo SA	30,780	3,045,755
Sodexo SA (a)	2,224	220,070
Teleperformance	21,905	6,072,575
Thales SA	39,673	5,236,043
TotalEnergies SE	919,514	56,845,086
Ubisoft Entertainment SA (a)	33,732	698,474
Valeo SA	75,288	1,635,759
Veolia Environnement SA	246,910	7,328,898
VINCI SA	198,104	22,383,687
Vivendi SA	261,680	2,804,457
Wendel SA	9,872	1,041,037
Worldline SA (a)(b)	89,005	4,037,792
TOTAL FRANCE		640,296,472
Germany - 4.8%
adidas AG	63,979	10,301,658
Allianz SE	150,570	36,003,375
BASF AG	339,742	19,479,261
Bayer AG	363,299	22,613,523
Bayerische Motoren Werke AG (BMW)	119,489	12,171,711
Bechtle AG	30,463	1,277,355
Beiersdorf AG	37,361	4,542,263
Brenntag SE	57,408	4,285,396
Carl Zeiss Meditec AG	14,607	2,095,366
Commerzbank AG (a)	394,997	4,493,891
Continental AG	40,142	2,818,578
Covestro AG (b)	71,054	3,271,647
Daimler Truck Holding AG (a)	166,774	5,578,858
Delivery Hero AG (a)(b)	63,006	3,782,403
Deutsche Bank AG	764,384	10,144,849
Deutsche Borse AG	70,131	12,549,403
Deutsche Lufthansa AG (a)	221,580	2,339,290
Deutsche Post AG	366,887	15,796,938
Deutsche Telekom AG	1,194,680	26,616,030
E.ON SE	826,216	8,969,632
Evonik Industries AG	78,167	1,730,178
Fresenius Medical Care AG & Co. KGaA	76,709	2,880,782
Fresenius SE & Co. KGaA	157,102	4,531,150
GEA Group AG	56,883	2,557,099
Hannover Reuck SE	22,192	4,492,267
HeidelbergCement AG	54,660	3,750,629
HelloFresh AG (a)	59,887	1,444,054
Henkel AG & Co. KGaA	37,408	2,499,538
Infineon Technologies AG	482,621	17,379,397
Knorr-Bremse AG	26,476	1,740,215
LEG Immobilien AG	27,883	2,169,805
Mercedes-Benz Group AG (Germany)	296,282	22,046,944
Merck KGaA	47,910	10,000,173
MTU Aero Engines AG	19,924	4,955,894
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	51,731	18,615,227
Nemetschek SE	21,025	1,117,038
Puma AG	38,718	2,624,874
Rational AG	1,875	1,227,121
Rheinmetall AG	16,190	3,766,605
RWE AG	237,877	10,551,206
SAP SE	385,401	45,685,443
Scout24 AG (b)	29,282	1,699,295
Siemens AG	282,671	44,154,701
Siemens Energy AG (d)	163,565	3,399,912
Siemens Healthineers AG (b)	104,431	5,600,494
Symrise AG	49,430	5,254,885
Telefonica Deutschland Holding AG	400,051	1,176,011
United Internet AG	39,120	905,449
Volkswagen AG	10,809	1,892,008
Vonovia SE	266,066	7,515,806
Zalando SE (a)(b)	83,069	3,846,237
TOTAL GERMANY		450,341,864
Greece - 0.1%
Alpha Bank SA (a)	779,185	1,053,358
Eurobank Ergasias Services and Holdings SA (a)	906,087	1,221,465
Ff Group (a)(c)	5,453	0
Hellenic Telecommunications Organization SA	68,752	1,081,542
Jumbo SA	39,440	706,616
Mytilineos SA	34,373	885,636
National Bank of Greece SA (a)	190,664	900,840
OPAP SA	67,257	1,007,572
Public Power Corp. of Greece (a)	77,397	614,238
Terna Energy SA	20,563	447,101
TOTAL GREECE		7,918,368
Hong Kong - 1.7%
AIA Group Ltd.	4,412,095	49,890,417
Beijing Enterprises Holdings Ltd.	173,500	589,173
BOC Hong Kong (Holdings) Ltd.	1,369,649	4,786,770
BYD Electronic International Co. Ltd.	241,500	837,076
China Everbright International Ltd.	1,270,481	564,963
China Jinmao Holdings Group Ltd.	2,115,933	486,019
China Merchants Holdings International Co. Ltd.	562,392	788,375
China Overseas Land and Investment Ltd.	1,408,000	3,801,982
China Power International Development Ltd.	1,930,248	829,828
China Resources Beer Holdings Co. Ltd.	609,162	4,585,943
China Resources Pharmaceutical Group Ltd. (b)	542,500	408,636
China Resources Power Holdings Co. Ltd.	714,523	1,488,317
China Taiping Insurance Group Ltd.	500,177	692,761
China Traditional Chinese Medicine Holdings Co. Ltd.	972,000	465,696
CITIC Pacific Ltd.	2,160,000	2,527,574
CLP Holdings Ltd.	614,108	4,562,781
CSPC Pharmaceutical Group Ltd.	3,364,640	3,836,372
Far East Horizon Ltd.	526,000	475,123
Fosun International Ltd.	1,001,000	929,374
Galaxy Entertainment Group Ltd.	814,136	5,667,445
Ganfeng Lithium Group Co. Ltd. (H Shares) (b)	66,740	609,549
Guangdong Investment Ltd.	1,054,000	1,145,086
Hang Lung Properties Ltd.	727,998	1,372,673
Hang Seng Bank Ltd.	283,450	4,720,355
Henderson Land Development Co. Ltd.	532,059	1,965,425
Hong Kong & China Gas Co. Ltd.	4,182,468	4,199,283
Hong Kong Exchanges and Clearing Ltd.	446,002	20,060,095
Hua Hong Semiconductor Ltd. (a)(b)	206,000	796,561
Jinmao Property Services Co. Ltd. (a)	316	195
Lenovo Group Ltd.	2,710,000	2,173,607
Link (REIT)	786,692	6,296,972
MTR Corp. Ltd.	573,898	3,071,222
New World Development Co. Ltd.	559,090	1,671,067
Power Assets Holdings Ltd.	517,354	2,927,276
Sino Land Ltd.	1,250,166	1,624,563
Sun Hung Kai Properties Ltd.	537,562	7,623,507
Swire Pacific Ltd. (A Shares)	183,004	1,677,029
Swire Properties Ltd.	452,755	1,272,495
Techtronic Industries Co. Ltd.	510,347	6,579,283
Yuexiu Property Co. Ltd.	491,400	714,844
TOTAL HONG KONG		158,715,712
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	146,616	1,092,914
OTP Bank PLC	82,056	2,468,791
Richter Gedeon PLC	50,181	1,131,114
TOTAL HUNGARY		4,692,819
India - 3.5%
ABB India Ltd.	21,631	754,381
ACC Ltd.	26,711	645,523
Adani Enterprises Ltd.	105,765	3,865,409
Adani Green Energy Ltd. (a)	118,613	1,786,683
Adani Ports & Special Economic Zone Ltd.	194,040	1,460,608
Adani Power Ltd. (a)	282,497	777,314
Adani Total Gas Ltd.	102,036	2,641,602
Adani Transmissions Ltd. (a)	101,453	2,214,265
Ambuja Cements Ltd.	221,908	1,094,060
Apollo Hospitals Enterprise Ltd.	36,758	1,922,289
Asian Paints Ltd.	142,475	4,767,986
AU Small Finance Bank Ltd. (b)	55,074	419,590
Aurobindo Pharma Ltd.	91,907	460,495
Avenue Supermarts Ltd. (a)(b)	59,249	2,550,250
Axis Bank Ltd.	842,059	9,018,824
Bajaj Auto Ltd.	24,773	1,160,886
Bajaj Finance Ltd.	101,255	7,335,122
Bajaj Finserv Ltd.	138,120	2,282,303
Bajaj Holdings & Investment Ltd.	9,083	655,698
Balkrishna Industries Ltd.	30,399	829,354
Bandhan Bank Ltd. (a)(b)	225,006	675,839
Berger Paints India Ltd.	100,897	680,109
Bharat Electronics Ltd.	1,350,273	1,574,437
Bharat Forge Ltd.	90,096	967,054
Bharat Petroleum Corp. Ltd.	315,855	1,328,518
Bharti Airtel Ltd.	828,493	7,823,247
Biocon Ltd.	147,240	424,500
Britannia Industries Ltd.	39,749	2,105,217
Cholamandalam Investment and Finance Co. Ltd.	150,327	1,305,704
Cipla Ltd./India	178,324	2,227,667
Coal India Ltd.	557,016	1,540,817
Colgate-Palmolive Ltd.	43,196	769,148
Container Corp. of India Ltd.	105,014	810,488
Dabur India Ltd.	221,539	1,515,887
Divi's Laboratories Ltd.	49,597	2,019,521
DLF Ltd.	249,945	1,094,590
Dr. Reddy's Laboratories Ltd.	42,626	2,265,434
Eicher Motors Ltd.	49,678	1,990,159
GAIL India Ltd.	791,982	925,698
Godrej Consumer Products Ltd. (a)	151,014	1,691,737
Godrej Properties Ltd. (a)	43,969	639,198
Grasim Industries Ltd.	96,208	1,878,746
Havells India Ltd.	92,403	1,340,881
HCL Technologies Ltd.	403,012	5,569,187
HDFC Standard Life Insurance Co. Ltd. (b)	365,954	2,598,913
Hero Motocorp Ltd.	39,878	1,353,152
Hindalco Industries Ltd.	506,037	2,927,171
Hindustan Petroleum Corp. Ltd. (a)	224,537	654,647
Hindustan Unilever Ltd.	305,068	9,645,464
Housing Development Finance Corp. Ltd.	638,576	20,601,007
ICICI Bank Ltd.	1,905,759	19,539,588
ICICI Lombard General Insurance Co. Ltd. (b)	87,990	1,220,001
ICICI Prudential Life Insurance Co. Ltd. (b)	148,801	826,352
Indian Oil Corp. Ltd.	1,090,944	1,093,616
Indian Railway Catering & Tourism Corp. Ltd.	99,231	776,725
Indraprastha Gas Ltd.	111,425	581,328
Indus Towers Ltd.	229,332	431,405
Info Edge India Ltd.	26,180	1,183,986
Infosys Ltd.	1,245,399	23,507,323
InterGlobe Aviation Ltd. (a)(b)	33,326	868,523
ITC Ltd.	1,097,819	4,747,839
Jindal Steel & Power Ltd.	156,767	1,126,913
JSW Steel Ltd. (a)	270,178	2,380,165
Jubilant Foodworks Ltd.	137,067	821,254
Kotak Mahindra Bank Ltd.	206,133	4,385,770
Larsen & Toubro Ltd.	255,965	6,677,545
Ltimindtree Ltd. (b)	32,185	1,733,480
Lupin Ltd.	72,473	655,149
Mahindra & Mahindra Ltd.	324,350	5,494,324
Marico Ltd.	196,518	1,200,517
Maruti Suzuki India Ltd.	44,952	4,910,713
Mphasis BFL Ltd.	34,580	884,249
MRF Ltd.	663	739,197
Muthoot Finance Ltd.	41,544	532,894
Nestle India Ltd.	12,645	2,948,101
NTPC Ltd.	1,467,957	3,081,125
Oil & Natural Gas Corp. Ltd.	906,653	1,618,960
Page Industries Ltd.	2,248	1,104,119
Petronet LNG Ltd.	301,766	804,995
PI Industries Ltd.	27,175	1,000,065
Pidilite Industries Ltd.	55,443	1,550,046
Power Grid Corp. of India Ltd.	1,137,983	3,026,336
Reliance Industries Ltd.	1,124,883	32,518,926
Samvardhana Motherson International Ltd.	768,949	713,886
SBI Cards & Payment Services Ltd.	86,238	765,373
SBI Life Insurance Co. Ltd. (b)	169,174	2,530,897
Shree Cement Ltd.	3,877	1,128,051
Shriram Transport Finance Co. Ltd.	88,268	1,395,445
Siemens Ltd.	28,450	1,021,787
SRF Ltd.	54,156	1,452,969
State Bank of India	662,314	4,507,356
Sun Pharmaceutical Industries Ltd.	358,706	4,551,384
Tata Consultancy Services Ltd.	337,923	13,976,965
Tata Consumer Products Ltd.	205,225	1,836,405
Tata Elxsi Ltd.	12,684	1,036,589
Tata Motors Ltd. (a)	627,340	3,501,153
Tata Power Co. Ltd./The	527,853	1,382,139
Tata Steel Ltd.	2,735,160	4,036,744
Tech Mahindra Ltd.	211,768	2,649,865
The Indian Hotels Co. Ltd.	335,857	1,243,161
Titan Co. Ltd.	129,703	3,791,076
Torrent Pharmaceuticals Ltd.	42,991	802,334
Trent Ltd.	65,705	965,650
Tube Investments of India Ltd.	38,052	1,221,168
Tvs Motor Co. Ltd.	76,028	968,633
Ultratech Cement Ltd.	38,378	3,338,496
United Spirits Ltd. (a)	109,899	1,037,313
UPL Ltd.	176,156	1,637,317
Varun Beverages Ltd.	81,384	1,145,419
Vedanta Ltd.	277,767	1,137,354
Wipro Ltd.	495,965	2,433,762
Yes Bank Ltd. (a)	4,388,749	930,463
Zomato Ltd. (a)	1,072,368	658,510
TOTAL INDIA		329,355,972
Indonesia - 0.5%
PT Adaro Energy Indonesia Tbk	5,270,100	1,044,245
PT Aneka Tambang Tbk	2,884,200	446,904
PT Astra International Tbk	7,438,600	2,988,474
PT Bank Central Asia Tbk	20,653,700	11,721,163
PT Bank Jago Tbk (a)	1,471,700	316,875
PT Bank Mandiri (Persero) Tbk	6,982,500	4,652,692
PT Bank Negara Indonesia (Persero) Tbk	2,745,000	1,682,660
PT Bank Rakyat Indonesia (Persero) Tbk	25,507,754	7,822,410
PT Barito Pacific Tbk	9,817,257	541,382
PT Charoen Pokphand Indonesia Tbk	2,838,600	1,104,294
PT Indah Kiat Pulp & Paper Tbk	938,700	523,109
PT Indofood CBP Sukses Makmur Tbk	793,800	535,248
PT Indofood Sukses Makmur Tbk	1,500,100	674,145
PT Kalbe Farma Tbk	7,533,900	1,037,263
PT Merdeka Copper Gold Tbk (a)	4,425,195	1,401,462
PT Sarana Menara Nusantara Tbk	7,826,200	586,150
PT Semen Indonesia (Persero) Tbk	1,154,433	571,868
PT Sumber Alfaria Trijaya Tbk	6,194,400	1,170,942
PT Surya Citra Media Tbk	20	0
PT Telkom Indonesia Persero Tbk	18,655,600	4,821,218
PT Unilever Indonesia Tbk	2,690,100	837,378
PT United Tractors Tbk	616,200	1,011,651
PT Vale Indonesia Tbk (a)	855,100	426,431
TOTAL INDONESIA		45,917,964
Ireland - 0.5%
AIB Group PLC	397,630	1,659,968
Bank of Ireland Group PLC	396,284	4,216,006
CRH PLC	267,179	12,483,281
CRH PLC sponsored ADR	12,755	600,505
DCC PLC (United Kingdom)	37,519	2,130,519
Flutter Entertainment PLC (a)	13,157	2,035,686
Flutter Entertainment PLC (Ireland) (a)	48,613	7,520,501
James Hardie Industries PLC CDI	163,057	3,658,762
Kerry Group PLC Class A	59,045	5,516,555
Kingspan Group PLC (Ireland)	57,355	3,666,385
Smurfit Kappa Group PLC	91,987	3,843,141
TOTAL IRELAND		47,331,309
Isle of Man - 0.0%
Entain PLC	219,501	4,047,754
Israel - 0.4%
Azrieli Group	14,964	958,105
Bank Hapoalim BM (Reg.)	472,301	4,228,152
Bank Leumi le-Israel BM	564,681	4,961,909
Bezeq The Israel Telecommunication Corp. Ltd.	755,141	1,248,122
Check Point Software Technologies Ltd. (a)	37,178	4,729,042
CyberArk Software Ltd. (a)	14,877	2,095,872
Elbit Systems Ltd. (Israel)	9,563	1,599,444
Icl Group Ltd.	264,733	2,086,173
Israel Discount Bank Ltd. (Class A)	465,149	2,363,714
Mizrahi Tefahot Bank Ltd.	58,036	1,906,706
NICE Ltd. (a)	22,218	4,576,651
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	412,212	4,344,714
Tower Semiconductor Ltd. (a)	40,543	1,703,167
Wix.com Ltd. (a)	20,913	1,819,013
ZIM Integrated Shipping Services Ltd. (d)	29,804	564,786
TOTAL ISRAEL		39,185,570
Italy - 1.1%
Amplifon SpA	45,255	1,243,258
Assicurazioni Generali SpA	407,719	7,934,206
DiaSorin SpA	9,135	1,184,285
Enel SpA	3,004,696	17,692,011
Eni SpA	924,240	14,222,422
FinecoBank SpA	226,086	4,043,236
Infrastrutture Wireless Italiane SpA (b)	126,050	1,376,519
Intesa Sanpaolo SpA	6,164,796	16,208,912
Mediobanca SpA	224,178	2,402,056
Moncler SpA	76,216	4,739,490
Nexi SpA (a)(b)	214,232	1,877,193
Poste Italiane SpA (b)	192,673	2,049,819
Prysmian SpA	95,251	3,872,849
Recordati SpA	37,998	1,657,751
Snam SpA	725,654	3,696,141
Telecom Italia SpA (a)	1,638,386	471,706
Telecom Italia SpA (Risparmio Shares) (a)	1,892,894	526,812
Terna - Rete Elettrica Nazionale	506,847	3,995,988
UniCredit SpA	709,968	13,866,479
TOTAL ITALY		103,061,133
Japan - 13.2%
Advantest Corp.	70,537	5,056,161
AEON Co. Ltd.	243,242	4,986,871
AGC, Inc.	70,873	2,611,373
Aisin Seiki Co. Ltd.	52,662	1,536,441
Ajinomoto Co., Inc.	169,161	5,577,001
Ana Holdings, Inc. (a)	58,356	1,291,579
Asahi Group Holdings	169,649	5,602,194
ASAHI INTECC Co. Ltd.	78,992	1,385,850
Asahi Kasei Corp.	464,930	3,523,070
Astellas Pharma, Inc.	681,130	10,026,324
Azbil Corp.	43,322	1,221,614
Bandai Namco Holdings, Inc.	74,598	4,988,650
Bridgestone Corp.	209,920	7,836,983
Brother Industries Ltd.	85,921	1,334,549
Canon, Inc.	369,883	8,208,574
Capcom Co. Ltd.	63,374	2,053,560
Central Japan Railway Co.	53,342	6,506,377
Chiba Bank Ltd.	197,832	1,496,878
Chubu Electric Power Co., Inc.	232,944	2,509,057
Chugai Pharmaceutical Co. Ltd.	248,860	6,451,718
Concordia Financial Group Ltd.	396,215	1,741,113
CyberAgent, Inc.	161,200	1,507,536
Dai Nippon Printing Co. Ltd.	79,938	1,887,308
Dai-ichi Mutual Life Insurance Co.	363,065	8,518,515
Daifuku Co. Ltd.	36,701	2,020,894
Daiichi Sankyo Kabushiki Kaisha	647,873	20,347,705
Daikin Industries Ltd.	91,946	15,970,534
Daito Trust Construction Co. Ltd.	23,365	2,308,897
Daiwa House Industry Co. Ltd.	222,559	5,344,760
Daiwa House REIT Investment Corp.	799	1,738,412
Daiwa Securities Group, Inc.	495,444	2,338,049
DENSO Corp.	159,825	8,631,460
Dentsu Group, Inc.	78,814	2,538,511
Disco Corp.	10,529	3,163,255
East Japan Railway Co.	111,695	6,227,917
Eisai Co. Ltd.	93,448	5,781,626
ENEOS Holdings, Inc.	1,135,805	4,066,405
FANUC Corp.	70,790	12,507,864
Fast Retailing Co. Ltd.	21,558	13,093,455
Fuji Electric Co. Ltd.	49,025	1,984,433
FUJIFILM Holdings Corp.	133,053	7,041,323
Fujitsu Ltd.	72,694	10,350,131
GLP J-REIT	1,532	1,733,552
GMO Payment Gateway, Inc.	15,141	1,401,027
Hakuhodo DY Holdings, Inc.	80,524	870,251
Hamamatsu Photonics K.K.	52,142	2,785,963
Hankyu Hanshin Holdings, Inc.	83,421	2,479,476
Hikari Tsushin, Inc.	7,322	1,045,130
Hirose Electric Co. Ltd.	11,215	1,460,017
Hitachi Construction Machinery Co. Ltd.	40,909	964,771
Hitachi Ltd.	358,056	18,777,342
Honda Motor Co. Ltd.	601,009	14,866,866
Hoshizaki Corp.	38,700	1,391,121
Hoya Corp.	133,670	14,699,949
Hulic Co. Ltd.	148,694	1,222,234
Ibiden Co. Ltd.	40,505	1,580,866
Idemitsu Kosan Co. Ltd.	75,185	1,879,683
Iida Group Holdings Co. Ltd.	50,040	834,190
INPEX Corp.	388,606	4,270,254
Isuzu Motors Ltd.	217,945	2,755,991
ITO EN Ltd.	21,853	779,710
Itochu Corp.	437,322	14,135,050
ITOCHU Techno-Solutions Corp.	36,098	893,697
Japan Airlines Co. Ltd. (a)	52,540	1,114,246
Japan Exchange Group, Inc.	188,008	2,877,383
Japan Post Bank Co. Ltd.	148,790	1,321,982
Japan Post Holdings Co. Ltd.	874,930	7,681,415
Japan Post Insurance Co. Ltd.	74,316	1,325,795
Japan Real Estate Investment Corp.	478	2,049,420
Japan Retail Fund Investment Corp.	2,669	2,063,363
Japan Tobacco, Inc.	441,681	9,006,724
JFE Holdings, Inc.	178,842	2,358,148
JSR Corp.	65,701	1,478,283
Kajima Corp.	153,644	1,886,946
Kakaku.com, Inc.	51,033	850,827
Kansai Electric Power Co., Inc.	254,894	2,451,340
Kao Corp.	176,005	7,114,446
KDDI Corp.	595,287	18,598,822
Keio Corp.	37,402	1,372,822
Keisei Electric Railway Co.	46,830	1,365,983
Keyence Corp.	71,820	33,063,697
Kikkoman Corp.	53,173	2,812,433
Kintetsu Group Holdings Co. Ltd.	61,670	2,008,283
Kirin Holdings Co. Ltd.	306,808	4,727,828
Kobayashi Pharmaceutical Co. Ltd.	20,548	1,475,184
Kobe Bussan Co. Ltd.	54,721	1,579,892
Koei Tecmo Holdings Co. Ltd.	45,176	821,578
Koito Manufacturing Co. Ltd.	76,404	1,288,797
Komatsu Ltd.	341,363	8,388,811
Konami Group Corp.	33,592	1,651,835
Kose Corp.	12,434	1,371,880
Kubota Corp.	377,625	5,675,062
Kurita Water Industries Ltd.	38,198	1,727,248
Kyocera Corp.	118,117	6,129,257
Kyowa Hakko Kirin Co., Ltd.	98,763	2,202,510
Lasertec Corp.	27,974	5,296,119
LIXIL Group Corp.	103,661	1,789,581
M3, Inc.	164,334	4,493,372
Makita Corp.	81,620	2,174,100
Marubeni Corp.	572,229	7,020,440
Mazda Motor Corp.	205,472	1,635,554
McDonald's Holdings Co. (Japan) Ltd.	32,468	1,282,726
Meiji Holdings Co. Ltd.	41,713	2,151,252
Minebea Mitsumi, Inc.	132,260	2,305,649
Misumi Group, Inc.	102,775	2,586,587
Mitsubishi Chemical Holdings Corp.	484,462	2,718,534
Mitsubishi Corp.	465,614	15,591,530
Mitsubishi Electric Corp.	717,296	7,905,143
Mitsubishi Estate Co. Ltd.	440,667	5,663,947
Mitsubishi Heavy Industries Ltd.	119,501	4,685,632
Mitsubishi UFJ Financial Group, Inc.	4,416,857	32,352,954
Mitsubishi UFJ Lease & Finance Co. Ltd.	250,699	1,279,605
Mitsui & Co. Ltd.	529,004	15,607,069
Mitsui Chemicals, Inc.	68,343	1,608,693
Mitsui Fudosan Co. Ltd.	337,106	6,318,600
Mitsui OSK Lines Ltd.	129,600	3,216,507
Mizuho Financial Group, Inc.	890,014	13,902,431
MonotaRO Co. Ltd.	90,350	1,368,655
MS&AD Insurance Group Holdings, Inc.	165,537	5,309,387
Murata Manufacturing Co. Ltd.	212,266	12,128,986
NEC Corp.	90,556	3,271,574
Nexon Co. Ltd.	176,579	4,257,772
NGK Insulators Ltd.	89,860	1,243,778
Nidec Corp.	166,041	9,201,801
Nihon M&A Center Holdings, Inc.	110,494	1,129,625
Nintendo Co. Ltd.	407,610	17,673,075
Nippon Building Fund, Inc.	579	2,530,441
Nippon Express Holdings, Inc.	28,073	1,629,153
Nippon Paint Holdings Co. Ltd.	308,710	2,818,362
Nippon Prologis REIT, Inc.	824	1,869,773
Nippon Sanso Holdings Corp.	65,247	1,064,236
Nippon Shinyaku Co. Ltd.	18,445	949,293
Nippon Steel & Sumitomo Metal Corp.	298,124	6,205,373
Nippon Telegraph & Telephone Corp.	440,261	13,201,457
Nippon Yusen KK	181,353	4,314,182
Nissan Chemical Corp.	46,222	2,182,125
Nissan Motor Co. Ltd.	871,171	3,130,066
Nisshin Seifun Group, Inc.	76,684	960,505
Nissin Food Holdings Co. Ltd.	22,863	1,787,376
Nitori Holdings Co. Ltd.	29,980	3,968,026
Nitto Denko Corp.	53,555	3,461,659
Nomura Holdings, Inc.	1,065,206	4,251,058
Nomura Real Estate Holdings, Inc.	41,314	910,579
Nomura Real Estate Master Fund, Inc.	1,629	1,905,058
Nomura Research Institute Ltd.	147,724	3,546,498
NTT Data Corp.	233,715	3,625,243
Obayashi Corp.	234,443	1,818,510
OBIC Co. Ltd.	25,769	4,131,458
Odakyu Electric Railway Co. Ltd.	106,690	1,402,693
Oji Holdings Corp.	293,056	1,211,128
Olympus Corp.	452,648	8,509,614
OMRON Corp.	69,284	4,008,813
Ono Pharmaceutical Co. Ltd.	136,565	2,963,283
Open House Group Co. Ltd.	28,300	1,070,597
Oracle Corp. Japan	14,738	1,009,654
Oriental Land Co. Ltd.	73,897	12,312,717
ORIX Corp.	442,796	7,785,677
Osaka Gas Co. Ltd.	135,275	2,182,917
Otsuka Corp.	41,204	1,355,594
Otsuka Holdings Co. Ltd.	146,285	4,692,886
Pan Pacific International Holdings Ltd.	142,108	2,628,023
Panasonic Holdings Corp.	817,680	7,582,650
Persol Holdings Co. Ltd.	64,377	1,411,499
Rakuten Group, Inc.	318,250	1,622,581
Recruit Holdings Co. Ltd.	532,636	17,129,714
Renesas Electronics Corp. (a)	433,767	4,461,771
Resona Holdings, Inc.	805,243	4,455,994
Ricoh Co. Ltd.	208,662	1,619,763
ROHM Co. Ltd.	32,087	2,571,181
SBI Holdings, Inc. Japan	89,164	1,890,215
SCSK Corp.	60,356	983,044
Secom Co. Ltd.	77,306	4,605,568
Seiko Epson Corp.	101,362	1,571,922
Sekisui Chemical Co. Ltd.	139,852	1,959,087
Sekisui House Ltd.	228,508	4,318,632
Seven & i Holdings Co. Ltd.	278,640	13,155,407
SG Holdings Co. Ltd.	103,816	1,602,018
Sharp Corp.	83,313	692,504
Shimadzu Corp.	87,921	2,701,907
SHIMANO, Inc.	27,274	4,863,922
SHIMIZU Corp.	196,543	1,101,761
Shin-Etsu Chemical Co. Ltd.	138,649	20,440,072
Shionogi & Co. Ltd.	99,360	4,734,954
Shiseido Co. Ltd.	148,594	7,723,326
Shizuoka Financial Group	168,612	1,428,420
SMC Corp.	21,257	10,796,664
SoftBank Corp.	1,053,729	12,056,875
SoftBank Group Corp.	446,142	21,121,291
Sompo Holdings, Inc.	116,379	5,009,986
Sony Group Corp.	465,842	41,623,722
Square Enix Holdings Co. Ltd.	30,992	1,465,651
Subaru Corp.	224,105	3,682,414
Sumco Corp.	129,464	1,918,238
Sumitomo Chemical Co. Ltd.	538,085	2,065,510
Sumitomo Corp.	415,961	7,466,470
Sumitomo Electric Industries Ltd.	261,832	3,146,217
Sumitomo Metal Mining Co. Ltd.	91,928	3,732,575
Sumitomo Mitsui Financial Group, Inc.	482,685	20,978,018
Sumitomo Mitsui Trust Holdings, Inc.	125,427	4,569,135
Sumitomo Realty & Development Co. Ltd.	111,208	2,710,932
Suntory Beverage & Food Ltd.	52,137	1,760,550
Suzuki Motor Corp.	136,664	5,123,834
Sysmex Corp.	62,365	4,140,106
T&D Holdings, Inc.	198,327	3,174,473
Taisei Corp.	68,087	2,350,498
Takeda Pharmaceutical Co. Ltd.	555,546	17,464,920
TDK Corp.	144,184	5,151,158
Terumo Corp.	238,935	6,955,486
TIS, Inc.	85,120	2,454,465
Tobu Railway Co. Ltd.	67,786	1,590,471
Toho Co. Ltd.	41,413	1,529,526
Tokio Marine Holdings, Inc.	678,863	14,218,591
Tokyo Electric Power Co., Inc. (a)	554,166	2,075,235
Tokyo Electron Ltd.	55,248	19,310,520
Tokyo Gas Co. Ltd.	143,062	2,995,676
Tokyu Corp.	201,381	2,589,637
Toppan, Inc.	94,558	1,523,535
Toray Industries, Inc.	519,053	3,189,088
Toshiba Corp.	144,879	4,976,108
Tosoh Corp.	94,951	1,242,284
Toto Ltd.	51,339	1,995,184
Toyota Industries Corp.	54,042	3,289,680
Toyota Motor Corp.	3,908,165	57,394,223
Toyota Tsusho Corp.	76,711	3,248,110
Trend Micro, Inc.	50,030	2,477,187
Unicharm Corp.	149,297	5,695,032
USS Co. Ltd.	73,117	1,202,641
Welcia Holdings Co. Ltd.	36,092	806,681
West Japan Railway Co.	82,459	3,453,260
Yakult Honsha Co. Ltd.	47,827	3,414,270
Yamaha Corp.	51,532	2,003,776
Yamaha Motor Co. Ltd.	111,078	2,735,928
Yamato Holdings Co. Ltd.	105,302	1,842,464
Yaskawa Electric Corp.	86,935	3,398,213
Yokogawa Electric Corp.	82,423	1,447,314
Z Holdings Corp.	992,996	2,889,340
ZOZO, Inc.	46,307	1,200,426
TOTAL JAPAN		1,231,830,512
Korea (South) - 3.0%
AMOREPACIFIC Corp.	11,148	1,323,508
BGF Retail Co. Ltd.	2,656	402,079
Celltrion Healthcare Co. Ltd.	33,193	1,551,553
Celltrion Pharm, Inc. (a)	6,132	319,726
Celltrion, Inc.	38,651	5,094,983
Cheil Worldwide, Inc.	24,501	437,317
CJ CheilJedang Corp.	2,943	824,680
CJ Corp.	5,012	335,586
Coway Co. Ltd.	19,276	873,068
Db Insurance Co. Ltd.	16,065	855,080
Doosan Bobcat, Inc.	17,197	487,425
Doosan Heavy Industries & Construction Co. Ltd. (a)	150,881	2,060,737
E-Mart, Inc.	7,123	604,621
Ecopro BM Co. Ltd.	18,148	1,479,913
F&F Co. Ltd.	5,977	740,563
GS Holdings Corp.	15,723	564,283
Hana Financial Group, Inc.	110,624	4,389,423
Hankook Tire Co. Ltd.	26,067	687,064
Hanmi Pharm Co. Ltd.	2,484	518,320
Hanon Systems	63,505	473,182
Hanwha Solutions Corp. (a)	42,473	1,572,097
HD Hyundai Co. Ltd.	16,811	834,644
HLB, Inc. (a)	42,553	1,057,524
HMM Co. Ltd.	97,082	1,724,359
Hotel Shilla Co.	10,946	706,502
HYBE Co. Ltd. (a)	6,655	1,045,772
Hyundai Engineering & Construction Co. Ltd.	27,135	842,581
Hyundai Glovis Co. Ltd.	6,567	887,643
Hyundai Heavy Industries Co. Ltd. (a)	6,214	563,375
Hyundai Mipo Dockyard Co. Ltd. (a)	8,482	556,337
Hyundai Mobis	23,060	3,851,092
Hyundai Motor Co.	51,456	7,005,996
Hyundai Steel Co.	30,670	855,665
Iljin Materials Co. Ltd.	7,899	405,673
Industrial Bank of Korea	87,519	729,560
Kakao Corp.	116,606	5,862,468
Kakao Games Corp. (a)	12,227	464,276
KakaoBank Corp. (a)	51,194	1,134,488
Kangwon Land, Inc. (a)	32,763	627,035
KB Financial Group, Inc.	144,831	6,592,243
Kia Corp.	99,091	5,392,084
Korea Aerospace Industries Ltd.	26,110	1,023,293
Korea Electric Power Corp. (a)	94,705	1,527,169
Korea Investment Holdings Co. Ltd.	14,326	730,159
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	14,834	962,259
Korea Zinc Co. Ltd.	3,222	1,417,350
Korean Air Lines Co. Ltd. (a)	75,763	1,497,234
KRAFTON, Inc. (a)	10,583	1,552,431
KT&G Corp.	40,166	3,009,236
Kumho Petro Chemical Co. Ltd.	6,382	766,659
L&F Co. Ltd. (a)	8,787	1,481,600
LG Chemical Ltd.	18,080	10,191,958
LG Corp.	35,162	2,365,067
LG Display Co. Ltd.	82,814	921,023
LG Electronics, Inc.	39,308	3,216,951
LG Energy Solution (a)	13,097	5,564,017
LG H & H Co. Ltd.	3,204	1,940,083
LG Innotek Co. Ltd.	5,296	1,178,451
LG Uplus Corp.	74,206	670,244
Lotte Chemical Corp.	9,201	1,326,793
Lotte Shopping Co. Ltd.	3,801	290,938
Meritz Fire & Marine Insurance Co. Ltd.	12,317	542,927
Meritz Securities Co. Ltd.	92,437	481,953
Mirae Asset Securities Co. Ltd.	93,777	519,956
NAVER Corp.	48,924	8,117,614
NCSOFT Corp.	6,097	2,253,937
Netmarble Corp. (b)	7,307	363,509
NH Investment & Securities Co. Ltd.	50,861	380,626
Orion Corp./Republic of Korea	8,398	849,017
Pan Ocean Co., Ltd. (Korea)	93,294	459,007
Pearl Abyss Corp. (a)	10,135	375,187
POSCO	29,209	7,168,679
POSCO Chemtech Co. Ltd.	10,067	1,843,024
S-Oil Corp.	16,714	1,204,246
S1 Corp.	5,842	273,006
Samsung Biologics Co. Ltd. (a)(b)	6,628	4,274,347
Samsung C&T Corp.	30,710	2,962,397
Samsung Electro-Mechanics Co. Ltd.	20,955	2,444,410
Samsung Electronics Co. Ltd.	1,746,624	86,893,619
Samsung Engineering Co. Ltd. (a)	60,281	1,270,622
Samsung Fire & Marine Insurance Co. Ltd.	11,300	1,860,945
Samsung Heavy Industries Co. Ltd. (a)	214,220	1,011,124
Samsung Life Insurance Co. Ltd.	29,838	1,715,743
Samsung SDI Co. Ltd.	20,416	11,427,209
Samsung SDS Co. Ltd.	14,044	1,430,402
Samsung Securities Co. Ltd.	21,480	584,008
SD Biosensor, Inc.	12,373	288,587
Shinhan Financial Group Co. Ltd.	172,470	5,824,853
SK Biopharmaceuticals Co. Ltd. (a)	11,037	650,635
SK Bioscience Co. Ltd. (a)	8,240	505,063
SK Hynix, Inc.	202,196	14,609,796
SK IE Technology Co. Ltd. (a)(b)	8,805	483,452
SK Innovation Co., Ltd. (a)	20,163	2,676,697
SK Square Co. Ltd. (a)	34,741	1,027,926
SK, Inc.	13,930	2,250,552
SKC Co. Ltd.	7,407	576,719
Woori Financial Group, Inc.	202,567	2,110,361
Yuhan Corp.	19,097	811,880
TOTAL KOREA (SOUTH)		280,891,475
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	537,919	1,041,475
Boubyan Bank KSC	476,438	1,223,677
Gulf Bank	546,195	560,062
Kuwait Finance House KSCP	2,727,834	7,470,825
Mabanee Co. SAKC	216,884	607,488
Mobile Telecommunication Co.	803,442	1,458,172
National Bank of Kuwait	2,645,521	9,507,409
TOTAL KUWAIT		21,869,108
Luxembourg - 0.2%
Allegro.eu SA (a)(b)(d)	130,790	904,603
ArcelorMittal SA (Netherlands)	195,043	6,013,483
Aroundtown SA	384,617	1,065,830
Eurofins Scientific SA	50,331	3,597,118
Reinet Investments SCA	52,779	999,495
Tenaris SA	171,565	3,040,261
TOTAL LUXEMBOURG		15,620,790
Malaysia - 0.4%
AMMB Holdings Bhd	622,400	596,539
Axiata Group Bhd	961,834	685,249
CIMB Group Holdings Bhd	2,522,811	3,407,442
Dialog Group Bhd	1,301,122	795,676
DiGi.com Bhd	1,090,600	1,078,603
Genting Bhd	914,800	1,064,690
Genting Malaysia Bhd	1,012,700	676,131
Hap Seng Consolidated Bhd	212,900	369,721
Hartalega Holdings Bhd	610,900	231,388
Hong Leong Bank Bhd	269,200	1,296,842
Hong Leong Credit Bhd	78,500	340,639
IHH Healthcare Bhd	619,100	860,754
Inari Amertron Bhd	971,000	595,119
IOI Corp. Bhd	880,200	789,819
IOI Properties Group Bhd	30	8
Kuala Lumpur Kepong Bhd	152,041	764,876
Malayan Banking Bhd	1,823,707	3,740,403
Malaysia Airports Holdings Bhd (a)	234,802	389,225
Maxis Bhd	815,600	758,701
MISC Bhd	538,800	925,428
MR DIY Group M Sdn Bhd (b)	779,050	347,982
Nestle (Malaysia) Bhd	24,200	772,371
Petronas Chemicals Group Bhd	912,000	1,789,746
Petronas Dagangan Bhd	106,100	542,529
Petronas Gas Bhd	279,900	1,104,786
PPB Group Bhd	222,580	924,768
Press Metal Bhd	1,388,600	1,693,763
Public Bank Bhd	5,343,900	5,319,413
QL Resources Bhd	385,450	534,122
RHB Bank Bhd	659,446	890,234
Sime Darby Bhd	917,185	498,090
Sime Darby Plantation Bhd	731,340	743,576
Sime Darby Property Bhd	10	1
SP Setia Bhd	13	2
Telekom Malaysia Bhd	395,497	485,168
Tenaga Nasional Bhd	981,200	2,168,260
Top Glove Corp. Bhd	1,922,300	375,675
TOTAL MALAYSIA		37,557,739
Mexico - 0.7%
Alfa SA de CV Series A	1,003,700	727,037
America Movil S.A.B. de CV Series L	10,276,100	10,739,686
Arca Continental S.A.B. de CV	159,600	1,409,833
Banco del Bajio SA (b)	295,600	1,190,375
CEMEX S.A.B. de CV unit (a)	5,548,494	2,958,332
Coca-Cola FEMSA S.A.B. de CV unit	196,980	1,498,598
Fibra Uno Administracion SA de CV	1,172,900	1,588,325
Fomento Economico Mexicano S.A.B. de CV unit	724,300	6,344,284
Gruma S.A.B. de CV Series B	79,185	1,151,747
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	133,500	2,304,746
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	72,730	1,975,399
Grupo Bimbo S.A.B. de CV Series A	484,400	2,418,592
Grupo Carso SA de CV Series A1	170,100	861,046
Grupo Financiero Banorte S.A.B. de CV Series O	961,600	7,976,013
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	786,400	1,691,362
Grupo Mexico SA de CV Series B	1,154,224	5,132,881
Grupo Televisa SA de CV	827,700	1,012,290
Industrias Penoles SA de CV (a)	49,510	705,584
Kimberly-Clark de Mexico SA de CV Series A	532,300	1,015,951
Operadora de Sites Mexicanos, SA de CV	448,200	483,177
Orbia Advance Corp. S.A.B. de CV	397,137	795,518
Promotora y Operadora de Infraestructura S.A.B. de CV	77,780	753,698
Wal-Mart de Mexico SA de CV Series V	1,942,300	7,608,085
TOTAL MEXICO		62,342,559
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit (d)	939,000	649,068
HKT Trust/HKT Ltd. unit	1,404,557	1,840,217
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	42,740	2,749,322
TOTAL MULTI-NATIONAL		5,238,607
Netherlands - 3.7%
ABN AMRO Bank NV GDR (b)	149,940	2,479,341
Adyen BV (a)(b)	8,025	12,133,055
AEGON NV	663,378	3,659,055
AerCap Holdings NV (a)	48,794	3,084,269
Airbus Group NV	218,451	27,386,301
Akzo Nobel NV	67,707	5,043,157
Argenx SE (a)	20,474	7,798,269
ASM International NV (Netherlands)	17,365	5,818,310
ASML Holding NV (Netherlands)	150,151	99,347,036
CNH Industrial NV	378,034	6,637,322
Davide Campari Milano NV	191,006	2,040,806
Euronext NV (b)	31,794	2,568,168
EXOR NV	39,313	3,114,828
Ferrari NV (Italy)	46,321	11,526,918
Heineken Holding NV	37,062	3,048,086
Heineken NV (Bearer)	95,434	9,537,567
IMCD NV	20,574	3,244,337
ING Groep NV (Certificaten Van Aandelen)	1,390,452	20,134,109
JDE Peet's BV	36,388	1,089,461
Just Eat Takeaway.com NV (a)(b)	65,514	1,680,668
Koninklijke Ahold Delhaize NV	386,207	11,527,109
Koninklijke DSM NV	64,832	8,295,744
Koninklijke KPN NV	1,219,779	4,170,236
Koninklijke Philips Electronics NV	330,526	5,706,680
NEPI Rockcastle PLC	168,611	1,047,036
NN Group NV	103,340	4,473,621
OCI NV	37,968	1,289,491
Pepco Group NV (a)(b)	63,590	614,805
Prosus NV	306,314	24,733,404
QIAGEN NV (Germany) (a)	84,167	4,085,571
Randstad NV	43,248	2,758,961
Stellantis NV (Italy)	811,603	12,684,436
STMicroelectronics NV (France)	253,021	11,914,337
Universal Music Group NV	268,223	6,856,417
Wolters Kluwer NV	96,740	10,532,865
X5 Retail Group NV GDR (a)(c)	41,220	12,888
Yandex NV Class A (a)(c)	102,848	508,884
TOTAL NETHERLANDS		342,583,548
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	463,871	2,552,933
Fisher & Paykel Healthcare Corp.	211,087	3,464,190
Mercury Nz Ltd.	257,794	1,001,517
Meridian Energy Ltd.	473,533	1,636,629
Spark New Zealand Ltd.	716,958	2,417,395
Xero Ltd. (a)	50,620	2,789,997
TOTAL NEW ZEALAND		13,862,661
Norway - 0.4%
Adevinta ASA Class B (a)	102,237	871,641
Aker BP ASA	118,190	3,590,127
DNB Bank ASA	344,017	6,432,969
Equinor ASA	352,667	10,748,114
Gjensidige Forsikring ASA	70,990	1,272,352
Kongsberg Gruppen ASA	33,447	1,326,943
Mowi ASA	149,273	2,752,434
Norsk Hydro ASA	499,252	4,047,860
Orkla ASA	268,415	2,003,911
Salmar ASA	22,868	1,059,366
Telenor ASA	252,826	2,646,738
Yara International ASA	61,951	2,743,282
TOTAL NORWAY		39,495,737
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	76,489	618,796
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	577,750	601,929
ACEN Corp.	2,623,120	336,756
Altus Property Ventures, Inc. (a)	7	2
Ayala Corp.	90,930	1,180,101
Ayala Land, Inc.	2,625,700	1,413,293
Bank of the Philippine Islands (BPI)	658,956	1,266,216
BDO Unibank, Inc.	887,921	1,998,534
DMCI Holdings, Inc.	4	1
Globe Telecom, Inc.	11,797	436,559
International Container Terminal Services, Inc.	389,140	1,476,291
JG Summit Holdings, Inc.	1,127,256	1,106,491
Jollibee Food Corp.	180,230	784,762
Manila Electric Co.	78,980	405,493
Metropolitan Bank & Trust Co.	708,451	742,800
Monde Nissin Corp. (b)	2,146,200	519,106
PLDT, Inc.	33,495	828,402
SM Investments Corp.	87,933	1,483,909
SM Prime Holdings, Inc.	4,205,300	2,843,567
Universal Robina Corp.	299,920	756,098
TOTAL PHILIPPINES		18,180,310
Poland - 0.2%
Bank Polska Kasa Opieki SA	69,629	1,482,050
CD Projekt RED SA	23,275	748,591
Cyfrowy Polsat SA	87,993	372,757
Dino Polska SA (a)(b)	18,043	1,629,064
KGHM Polska Miedz SA (Bearer)	52,666	1,710,061
LPP SA	421	983,568
mBank SA (a)	5,075	372,333
PGE Polska Grupa Energetyczna SA (a)	315,878	546,043
Polski Koncern Naftowy Orlen SA	238,564	3,575,403
Powszechna Kasa Oszczednosci Bank SA	320,247	2,377,622
Powszechny Zaklad Ubezpieczen SA	221,027	1,873,655
Santander Bank Polska SA	13,911	921,684
TOTAL POLAND		16,592,831
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(c)	82,039	1
Energias de Portugal SA	1,020,306	5,055,851
Galp Energia SGPS SA Class B	186,892	2,558,187
Jeronimo Martins SGPS SA	105,546	2,288,002
TOTAL PORTUGAL		9,902,041
Qatar - 0.3%
Barwa Real Estate Co. (a)	792,285	617,859
Industries Qatar QSC (a)	581,897	2,244,979
Masraf al Rayan	2,153,147	1,614,084
Mesaieed Petrochemical Holding Co. (a)	1,737,177	1,025,587
Ooredoo QSC	287,907	706,772
Qatar Electricity & Water Co. (a)	160,955	785,825
Qatar Fuel Co. (a)	230,367	1,129,774
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	937,838	978,591
Qatar International Islamic Bank QSC (a)	384,129	1,087,491
Qatar Islamic Bank (a)	620,349	3,350,660
Qatar National Bank SAQ (a)	1,713,042	8,467,016
The Commercial Bank of Qatar (a)	1,177,566	1,940,110
TOTAL QATAR		23,948,748
Russia - 0.0%
Alrosa Co. Ltd. (a)(c)	846,411	186,615
Gazprom OAO (c)	3,422,762	474,656
Gazprom OAO sponsored ADR (Reg. S) (a)(c)	266,976	60,988
Inter Rao Ues JSC (c)	12,405,200	90,639
LUKOIL PJSC (c)	135,807	55,708
LUKOIL PJSC sponsored ADR (c)	3,670	1,038
Magnit OJSC GDR (Reg. S) (c)	122,013	594
MMC Norilsk Nickel PJSC (c)	18,102	159,547
MMC Norilsk Nickel PJSC sponsored ADR (c)	27,948	20,754
Mobile TeleSystems OJSC sponsored ADR (a)(c)	145,706	145,122
Moscow Exchange MICEX-RTS OAO (a)(c)	524,685	133,666
Novatek PJSC GDR (Reg. S) (a)(c)	30,578	7,812
Novolipetsk Steel OJSC (a)(c)	477,930	6,081
PhosAgro PJSC:
GDR (c)	300	6
GDR (Reg. S) (c)	46,691	958
Polyus PJSC (a)(c)	11,075	34,516
Rosneft Oil Co. OJSC (c)	322,313	71,436
Rosneft Oil Co. OJSC GDR (Reg. S) (a)(c)	56,929	13,461
Sberbank of Russia (a)(c)	3,621,326	29,507
Severstal PAO (a)(c)	60,348	1,786
Severstal PAO GDR (Reg. S) (c)	9,813	232
Surgutneftegas OJSC (c)	1,105,600	17,929
Surgutneftegas OJSC sponsored ADR (a)(c)	71,885	13,275
Tatneft PAO (c)	446,514	73,601
Tatneft PAO sponsored ADR (c)	5,142	4,748
United Co. RUSAL International PJSC (c)	1,020,580	163,005
VTB Bank OJSC (a)(c)	1,160,850,350	58,777
TOTAL RUSSIA		1,826,457
Saudi Arabia - 1.1%
ACWA Power Co.	29,075	1,174,466
Advanced Polypropylene Co.	43,874	550,617
Al Rajhi Bank	725,881	15,859,910
Alinma Bank	371,506	3,251,791
Almarai Co. Ltd.	94,440	1,394,078
Arab National Bank	217,970	1,605,881
Arabian Internet and Communications Services Co. Ltd.	8,313	560,845
Bank Al-Jazira	139,844	721,391
Bank Albilad	177,692	2,123,498
Banque Saudi Fransi	213,852	2,327,699
Bupa Arabia for Cooperative Insurance Co.	27,086	1,128,764
Dallah Healthcare Co.	12,999	473,824
Dar Al Arkan Real Estate Development Co. (a)	191,613	638,199
Dr Sulaiman Al Habib Medical Services Group Co.	31,853	1,986,038
Elm Co.	8,433	799,933
Emaar The Economic City (a)	139,560	304,184
Etihad Etisalat Co.	139,367	1,312,716
Jarir Marketing Co.	20,460	819,926
Mobile Telecommunications Co. Saudi Arabia (a)	150,783	420,248
Mouwasat Medical Services Co.	17,568	964,297
Nahdi Medical Co.	16,024	807,818
National Industrialization Co. (a)	112,329	368,743
Rabigh Refining & Petrochemical Co. (a)	148,999	442,273
Riyad Bank	504,011	4,136,301
Sabic Agriculture-Nutrients Co.	80,373	2,933,946
Sahara International Petrochemical Co.	132,177	1,303,104
Saudi Arabian Mining Co.	319,072	6,265,816
Saudi Arabian Oil Co. (b)	888,846	7,803,751
Saudi Basic Industries Corp.	334,206	8,254,968
Saudi Electricity Co.	301,274	1,847,942
Saudi Industrial Investment Group	147,237	972,949
Saudi Investment Bank/The	170,987	819,170
Saudi Kayan Petrochemical Co. (a)	258,815	917,197
Saudi Research & Marketing Group (a)	12,886	643,442
Saudi Tadawul Group Holding Co.	17,422	752,029
Saudi Telecom Co.	559,676	5,502,810
The Saudi British Bank	347,393	3,360,076
The Saudi National Bank	814,125	10,260,622
The Savola Group	91,221	727,969
Yanbu National Petrochemical Co.	96,753	1,142,062
TOTAL SAUDI ARABIA		97,681,293
Singapore - 0.8%
BOC Aviation Ltd. Class A (b)	71,000	591,284
CapitaLand Ascendas REIT	1,222,754	2,690,830
CapitaLand Investment Ltd.	939,071	2,845,020
CapitaMall Trust	1,920,248	3,141,785
City Developments Ltd.	139,352	884,443
DBS Group Holdings Ltd.	670,100	18,344,840
Genting Singapore Ltd.	2,168,913	1,642,646
Jardine Cycle & Carriage Ltd.	33,600	744,900
Keppel Corp. Ltd.	529,120	3,054,958
Mapletree Logistics Trust (REIT)	1,214,466	1,570,053
Mapletree Pan Asia Commercial Trust	820,843	1,142,141
Oversea-Chinese Banking Corp. Ltd.	1,250,651	12,356,878
Singapore Airlines Ltd.	494,968	2,238,179
Singapore Exchange Ltd.	309,717	2,181,498
Singapore Technologies Engineering Ltd.	594,124	1,670,405
Singapore Telecommunications Ltd.	3,098,469	5,934,075
United Overseas Bank Ltd.	437,509	9,944,859
UOL Group Ltd.	157,315	839,365
Venture Corp. Ltd.	108,769	1,535,966
Wilmar International Ltd.	706,793	2,197,436
TOTAL SINGAPORE		75,551,561
South Africa - 1.0%
Absa Group Ltd.	314,952	3,599,322
African Rainbow Minerals Ltd.	41,763	681,049
Anglo American Platinum Ltd.	19,234	1,420,508
AngloGold Ashanti Ltd.	155,180	3,262,673
Aspen Pharmacare Holdings Ltd.	145,106	1,260,754
Bid Corp. Ltd.	122,266	2,519,101
Bidvest Group Ltd./The	107,487	1,387,324
Capitec Bank Holdings Ltd.	31,872	3,281,992
Clicks Group Ltd.	89,287	1,361,781
Discovery Ltd. (a)	182,608	1,448,270
Exxaro Resources Ltd.	92,380	1,156,130
FirstRand Ltd.	1,869,589	6,925,001
Foschini Group Ltd./The	112,971	704,511
Gold Fields Ltd.	330,298	3,764,702
Growthpoint Properties Ltd.	1,349,514	1,087,367
Harmony Gold Mining Co. Ltd.	195,045	694,629
Impala Platinum Holdings Ltd.	314,461	3,638,892
Kumba Iron Ore Ltd.	24,061	732,270
Mr Price Group Ltd.	102,222	966,115
MTN Group Ltd.	630,633	5,323,050
MultiChoice Group Ltd.	128,026	881,466
Naspers Ltd. Class N	80,428	15,549,869
Nedbank Group Ltd.	167,634	2,169,319
Northam Platinum Holdings Ltd. (a)	125,554	1,231,512
Old Mutual Ltd.	1,766,544	1,201,047
Pepkor Holdings Ltd. (b)	566,924	669,557
Remgro Ltd.	195,834	1,575,676
Sanlam Ltd.	646,256	2,091,047
Sasol Ltd.	207,801	3,775,086
Shoprite Holdings Ltd.	182,370	2,516,916
Sibanye-Stillwater Ltd.	1,050,333	2,776,294
Spar Group Ltd./The	65,962	521,062
Standard Bank Group Ltd.	496,290	4,940,938
Vodacom Group Ltd.	235,282	1,649,678
Woolworths Holdings Ltd.	367,337	1,592,005
TOTAL SOUTH AFRICA		88,356,913
Spain - 1.6%
Acciona SA	8,918	1,735,441
ACS Actividades de Construccion y Servicios SA	78,327	2,311,058
ACS Actividades de Construccion y Servicios SA rights (a)	78,327	39,741
Aena SME SA (a)(b)	28,043	4,213,431
Amadeus IT Holding SA Class A (a)	166,840	10,511,579
Banco Bilbao Vizcaya Argentaria SA	2,238,287	15,810,752
Banco Santander SA (Spain)	6,202,893	21,678,735
CaixaBank SA	1,637,262	7,264,466
Cellnex Telecom SA (b)	201,913	7,912,568
Corp. ACCIONA Energias Renovables SA	25,262	1,030,434
EDP Renovaveis SA	107,458	2,330,034
Enagas SA	90,746	1,624,347
Endesa SA	119,475	2,373,040
Ferrovial SA	179,634	5,280,617
Grifols SA (a)	109,180	1,439,177
Iberdrola SA	2,298,099	26,960,772
Industria de Diseno Textil SA	403,845	12,608,371
Naturgy Energy Group SA	51,943	1,468,216
Red Electrica Corporacion SA	154,621	2,729,883
Repsol SA	512,554	8,419,643
Telefonica SA	1,933,030	7,343,619
TOTAL SPAIN		145,085,924
Sweden - 1.9%
Alfa Laval AB	108,017	3,377,597
ASSA ABLOY AB (B Shares)	369,513	8,704,344
Atlas Copco AB:
(A Shares)	992,471	11,776,724
(B Shares)	577,064	6,055,596
Boliden AB	101,503	4,537,624
Electrolux AB (B Shares)	86,249	1,217,000
Embracer Group AB (a)	238,804	1,108,433
Epiroc AB:
(A Shares)	246,133	4,788,954
(B Shares)	142,958	2,377,940
EQT AB	111,499	2,493,843
Ericsson (B Shares)	1,080,741	6,268,800
Essity AB (B Shares)	225,545	5,881,476
Evolution AB (b)	67,753	7,614,838
Fastighets AB Balder (a)	230,169	1,178,621
Getinge AB (B Shares)	82,486	1,850,445
H&M Hennes & Mauritz AB (B Shares)	268,262	3,303,993
Hexagon AB (B Shares)	720,749	8,262,311
Holmen AB (B Shares)	33,929	1,394,458
Husqvarna AB (B Shares)	163,875	1,387,773
Industrivarden AB:
(A Shares)	49,625	1,309,717
(C Shares)	53,723	1,410,167
Indutrade AB	98,918	2,185,019
Investment AB Latour (B Shares)	58,076	1,219,543
Investor AB:
(A Shares)	177,752	3,533,759
(B Shares)	674,892	13,058,866
Kinnevik AB (B Shares) (a)	88,766	1,362,777
L E Lundbergforetagen AB	27,160	1,252,607
Lifco AB	85,543	1,561,968
Nibe Industrier AB (B Shares)	561,890	6,036,599
Sagax AB	68,907	1,707,256
Sandvik AB	395,341	8,170,771
Securitas AB (B Shares)	182,864	1,667,137
Skandinaviska Enskilda Banken AB (A Shares)	596,284	7,192,972
Skanska AB (B Shares)	123,632	2,172,923
SKF AB (B Shares)	138,730	2,445,578
Svenska Cellulosa AB SCA (B Shares)	226,381	3,132,395
Svenska Handelsbanken AB (A Shares)	538,554	5,616,053
Swedbank AB (A Shares)	334,851	6,416,782
Swedish Orphan Biovitrum AB (a)	61,985	1,377,497
Tele2 AB (B Shares)	218,038	1,880,644
Telia Co. AB	970,925	2,507,552
Volvo AB:
(A Shares)	76,651	1,587,612
(B Shares)	552,856	10,970,609
Volvo Car AB (a)	213,349	1,058,013
TOTAL SWEDEN		174,415,586
Switzerland - 6.1%
ABB Ltd. (Reg.)	581,526	20,246,213
Adecco SA (Reg.)	59,008	2,182,426
Alcon, Inc. (Switzerland)	184,925	13,868,870
Bachem Holding AG (B Shares)	12,198	1,071,905
Baloise Holdings AG	17,094	2,802,632
Banque Cantonale Vaudoise	11,290	1,071,039
Barry Callebaut AG	1,322	2,753,745
BKW AG	8,135	1,167,601
Clariant AG (Reg.)	79,728	1,360,296
Coca-Cola HBC AG	75,955	1,836,771
Compagnie Financiere Richemont SA Series A	192,909	29,738,336
Credit Suisse Group AG	1,335,710	4,601,363
Ems-Chemie Holding AG	2,681	1,989,885
Geberit AG (Reg.)	13,326	7,534,175
Givaudan SA	3,429	11,071,681
Holcim AG	205,210	12,268,425
Julius Baer Group Ltd.	79,341	5,061,184
Kuehne & Nagel International AG	20,134	4,785,536
Lindt & Spruengli AG	40	4,495,904
Lindt & Spruengli AG (participation certificate)	384	4,211,207
Logitech International SA (Reg.)	64,832	3,775,906
Lonza Group AG	27,563	15,723,081
Nestle SA (Reg. S)	1,014,713	123,804,177
Novartis AG	798,576	72,198,522
Partners Group Holding AG	8,423	7,857,173
Roche Holding AG:
(Bearer)	10,238	3,737,345
(participation certificate)	258,995	80,850,573
Schindler Holding AG:
(participation certificate)	13,690	2,906,228
(Reg.)	10,371	2,088,927
SGS SA (Reg.)	2,363	5,742,955
Sig Group AG	114,309	2,824,325
Sika AG	54,156	15,388,258
Sonova Holding AG	19,981	4,973,970
Straumann Holding AG	41,575	5,443,706
Swatch Group AG (Bearer)	11,076	4,010,272
Swatch Group AG (Bearer) (Reg.)	16,586	1,085,201
Swiss Life Holding AG	11,384	6,714,757
Swiss Prime Site AG	28,717	2,553,319
Swiss Re Ltd.	111,630	11,651,953
Swisscom AG	9,593	5,658,351
Temenos Group AG	22,984	1,631,349
UBS Group AG	1,236,230	26,250,476
VAT Group AG (b)	9,842	3,042,366
Zurich Insurance Group Ltd.	55,425	27,409,266
TOTAL SWITZERLAND		571,441,650
Taiwan - 3.8%
Accton Technology Corp.	183,000	1,494,233
Acer, Inc.	1,173,288	978,670
Advantech Co. Ltd.	156,937	1,792,980
ASE Technology Holding Co. Ltd.	1,216,840	4,102,119
Asia Cement Corp.	827,466	1,164,722
ASUSTeK Computer, Inc.	259,000	2,357,044
AUO Corp.	2,400,000	1,348,398
Catcher Technology Co. Ltd.	235,000	1,396,251
Cathay Financial Holding Co. Ltd.	3,183,869	4,528,896
Chang Hwa Commercial Bank	1,806,297	1,060,572
Cheng Shin Rubber Industry Co. Ltd.	605,899	698,569
China Airlines Ltd.	994,490	648,180
China Development Financial Ho	5,672,405	2,503,783
China Steel Corp.	4,373,426	4,624,119
Chunghwa Telecom Co. Ltd.	1,411,000	5,268,511
Compal Electronics, Inc.	1,633,000	1,231,660
CTBC Financial Holding Co. Ltd.	6,547,579	5,002,108
Delta Electronics, Inc.	722,621	7,001,531
E Ink Holdings, Inc.	309,000	1,791,507
E.SUN Financial Holdings Co. Ltd.	4,779,516	3,911,217
ECLAT Textile Co. Ltd.	73,941	1,232,069
eMemory Technology, Inc.	24,000	1,314,743
EVA Airways Corp.	899,000	876,537
Evergreen Marine Corp. (Taiwan)	386,248	1,971,533
Far Eastern New Century Corp.	1,167,664	1,275,077
Far EasTone Telecommunications Co. Ltd.	590,000	1,311,333
Feng Tay Enterprise Co. Ltd.	158,254	1,043,987
First Financial Holding Co. Ltd.	3,923,531	3,419,111
Formosa Chemicals & Fibre Corp.	1,320,590	3,180,262
Formosa Petrochemical Corp.	427,000	1,195,750
Formosa Plastics Corp.	1,539,480	4,585,018
Fubon Financial Holding Co. Ltd.	2,763,000	5,560,100
Giant Manufacturing Co. Ltd.	108,698	745,651
GlobalWafers Co. Ltd.	79,000	1,384,861
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,601,990	15,333,137
Hotai Motor Co. Ltd.	111,000	2,434,911
Hua Nan Financial Holdings Co. Ltd.	3,212,423	2,441,965
Innolux Corp.	3,366,986	1,376,348
Inventec Corp.	992,280	835,762
Largan Precision Co. Ltd.	37,000	2,638,086
Lite-On Technology Corp.	734,910	1,631,630
MediaTek, Inc.	561,970	13,565,994
Mega Financial Holding Co. Ltd.	4,148,802	4,426,308
Micro-Star International Co. Ltd.	244,000	1,070,796
momo.com, Inc.	22,800	606,219
Nan Ya Plastics Corp.	1,778,780	4,472,657
Nan Ya Printed Circuit Board Corp.	79,000	648,154
Nanya Technology Corp.	472,000	916,031
Nien Made Enterprise Co. Ltd.	61,000	635,242
Novatek Microelectronics Corp.	218,000	2,593,670
Pegatron Corp.	753,000	1,621,796
PharmaEssentia Corp. (a)	70,000	1,144,398
Pou Chen Corp.	855,000	980,127
Powerchip Semiconductor Manufacturing Corp.	1,072,044	1,235,453
President Chain Store Corp.	209,000	1,880,958
Quanta Computer, Inc.	983,000	2,452,907
Realtek Semiconductor Corp.	171,090	1,835,727
Ruentex Development Co. Ltd.	620,835	928,956
Shin Kong Financial Holding Co. Ltd.	4,876,475	1,463,207
Sinopac Financial Holdings Co.	3,795,827	2,191,041
Synnex Technology International Corp.	513,500	1,036,881
Taishin Financial Holdings Co. Ltd.	3,980,507	2,161,815
Taiwan Business Bank	2,321,000	1,034,490
Taiwan Cement Corp.	2,324,612	2,813,281
Taiwan Cooperative Financial Holding Co. Ltd.	3,605,742	3,183,531
Taiwan High Speed Rail Corp.	669,000	651,211
Taiwan Mobile Co. Ltd.	635,600	2,003,711
Taiwan Semiconductor Manufacturing Co. Ltd.	9,100,000	160,446,913
The Shanghai Commercial & Savings Bank Ltd.	1,438,059	2,233,014
Uni-President Enterprises Corp.	1,793,080	4,024,826
Unimicron Technology Corp.	457,000	2,102,205
United Microelectronics Corp.	4,401,000	7,195,765
Vanguard International Semiconductor Corp.	346,000	1,161,984
Voltronic Power Technology Corp.	24,000	1,213,452
Walsin Lihwa Corp.	952,312	1,731,956
Wan Hai Lines Ltd.	242,360	617,118
Win Semiconductors Corp.	120,000	773,069
Winbond Electronics Corp.	1,180,000	854,122
Wiwynn Corp.	31,000	777,974
WPG Holding Co. Ltd.	618,320	984,842
Yageo Corp.	125,352	2,273,287
Yang Ming Marine Transport Corp.	653,000	1,370,348
Yuanta Financial Holding Co. Ltd.	3,682,281	2,766,521
TOTAL TAIWAN		356,774,898
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	259,300	1,544,204
Advanced Information Service PCL NVDR	197,000	1,173,190
Airports of Thailand PCL:
(For. Reg.) (a)	931,300	2,112,345
NVDR (a)	560,500	1,271,308
Asset World Corp. PCL:
(For. Reg.)	2,621,000	477,403
NVDR	1,431,700	260,778
B. Grimm Power PCL (For. Reg.)	222,000	273,591
Bangkok Dusit Medical Services PCL:
(For. Reg.)	2,030,000	1,846,064
NVDR	1,855,900	1,687,739
Bangkok Expressway and Metro PCL:
(For. Reg.)	1,674,400	495,757
NVDR	971,100	287,524
Berli Jucker PCL:
unit	104,700	121,638
(For. Reg.)	308,300	358,177
BTS Group Holdings PCL:
(For. Reg.)	1,613,500	418,328
NVDR	1,314,100	339,158
Bumrungrad Hospital PCL:
NVDR	107,000	709,264
(For. Reg.)	104,400	692,030
Carabao Group PCL NVDR	109,400	344,743
Central Pattana PCL:
(For. Reg.)	540,000	1,177,122
NVDR	156,200	340,494
Central Retail Corp. PCL:
(For. Reg.)	273,766	356,339
NVDR	478,600	622,955
Charoen Pokphand Foods PCL:
(For. Reg.)	706,700	508,803
(NVDR)	648,200	466,685
CP ALL PCL:
(For. Reg.)	1,219,200	2,476,991
NVDR	963,400	1,957,294
Delta Electronics PCL NVDR	114,200	3,155,694
Electricity Generating PCL:
(For. Reg.)	38,400	204,112
NVDR	55,800	296,600
Energy Absolute PCL:
(For. Reg.)	281,900	745,384
NVDR	344,500	910,908
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	214,300	451,273
NVDR	80,300	169,096
Gulf Energy Development PCL:
(For. Reg.)	350,400	576,186
NVDR	729,700	1,199,895
Home Product Center PCL:
(For. Reg.)	1,346,367	589,242
NVDR	1,042,400	456,210
Indorama Ventures PCL NVDR	585,000	724,770
Intouch Holdings PCL:
(For. Reg.)	219,500	487,847
NVDR	196,000	435,617
JMT Network Services PCL NVDR	278,200	455,910
Kasikornbank PCL NVDR	217,200	963,494
Krung Thai Bank PCL:
(For. Reg.)	788,655	422,014
NVDR	429,500	229,828
Krungthai Card PCL:
(For. Reg.)	150,000	259,366
NVDR	240,200	415,331
Land & House PCL:
NVDR	1,095,500	331,122
(For. Reg.)	2,153,200	650,801
Minor International PCL:
unit (a)	184,200	187,625
(For. Reg.) (a)	1,019,598	1,038,559
Muangthai Leasing PCL:
(For. Reg.)	145,909	168,005
NVDR	118,600	136,561
Osotspa PCL:
(For. Reg.)	123,400	105,647
NVDR	388,800	332,864
PTT Exploration and Production PCL:
(For. Reg.)	377,644	1,982,742
NVDR	136,000	714,040
PTT Global Chemical PCL:
(For. Reg.)	584,939	881,793
NVDR	296,600	447,123
PTT Oil & Retail Business PCL NVDR	1,048,200	716,635
PTT PCL:
(For. Reg.)	2,630,500	2,673,436
NVDR	1,062,400	1,079,741
Ratch Group PCL:
unit	365,400	471,414
(For. Reg.)	98,200	126,691
SCB X PCL:
(For. Reg.)	94,050	299,617
NVDR unit	226,400	721,247
SCG Packaging PCL NVDR	446,900	714,395
Siam Cement PCL:
(For. Reg.)	169,400	1,738,449
NVDR	137,700	1,413,131
Srisawad Corp. PCL:
warrants 8/29/25 (a)	7,244	1,031
(For. Reg.)	22,000	35,945
NVDR	227,600	372,140
Thai Oil PCL:
(For. Reg.)	321,912	569,846
NVDR	127,810	226,248
Thai Union Frozen Products PCL:
(For. Reg.)	828,700	404,695
NVDR	379,300	185,231
True Corp. PCL:
(For. Reg.)	2,418,912	359,233
NVDR	1,614,300	239,740
TOTAL THAILAND		54,794,448
Turkey - 0.2%
Akbank TAS	1,122,365	1,013,212
Aselsan A/S	234,956	709,518
Bim Birlesik Magazalar A/S JSC	172,175	1,139,641
Eregli Demir ve Celik Fabrikalari T.A.S.	535,229	1,084,159
Ford Otomotiv Sanayi A/S	24,329	659,794
Haci Omer Sabanci Holding A/S	354,152	734,692
Hektas Ticaret A/S (a)	411,546	689,219
Koc Holding A/S	267,121	1,085,711
Sasa Polyester Sanayi A/S	161,762	862,593
Turk Hava Yollari AO (a)	195,907	1,433,167
Turkcell Iletisim Hizmet A/S	428,221	826,424
Turkiye Is Bankasi A/S Series C	1,257,542	727,411
Turkiye Petrol Rafinerileri A/S (a)	44,785	1,408,129
Turkiye Sise ve Cam Fabrikalari A/S	504,329	1,060,179
Yapi ve Kredi Bankasi A/S	1,057,182	510,345
TOTAL TURKEY		13,944,194
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	1,008,460	2,308,989
Abu Dhabi Islamic Bank	532,055	1,364,504
Abu Dhabi National Oil Co. for Distribution PJSC	1,215,802	1,456,407
Aldar Properties PJSC	1,405,271	1,668,068
Dubai Islamic Bank Pakistan Ltd.	1,065,413	1,609,823
Emaar Properties PJSC (a)	1,458,794	2,208,188
Emirates NBD Bank PJSC (a)	685,313	2,416,162
Emirates Telecommunications Corp.	1,296,230	9,069,481
First Abu Dhabi Bank PJSC	1,645,830	6,093,841
Multiply Group (a)	1,214,766	1,336,107
Q Holding Pjsc (a)	735,181	688,525
TOTAL UNITED ARAB EMIRATES		30,220,095
United Kingdom - 8.7%
3i Group PLC	358,911	7,002,264
Abrdn PLC	787,443	2,063,919
Admiral Group PLC	67,538	1,831,813
Anglo American PLC (United Kingdom)	469,505	20,249,943
Antofagasta PLC	146,294	3,124,712
Ashtead Group PLC	163,115	10,686,259
Associated British Foods PLC	132,688	3,036,126
AstraZeneca PLC (United Kingdom)	572,349	74,984,899
Auto Trader Group PLC (b)	354,553	2,750,794
Aviva PLC	1,035,557	5,817,860
BAE Systems PLC	1,157,020	12,248,274
Barclays PLC	5,922,112	13,613,705
Barratt Developments PLC	374,142	2,120,878
Berkeley Group Holdings PLC	40,872	2,088,626
BP PLC	6,951,141	41,986,662
British American Tobacco PLC (United Kingdom)	788,399	30,222,348
British Land Co. PLC	319,674	1,743,543
BT Group PLC	2,589,737	3,979,772
Bunzl PLC	124,663	4,564,616
Burberry Group PLC	145,494	4,431,882
Compass Group PLC	651,043	15,552,130
Croda International PLC	52,008	4,415,170
Diageo PLC	839,517	36,708,813
GSK PLC	1,503,022	26,400,639
Haleon PLC (a)	1,877,428	7,505,049
Halma PLC	141,296	3,741,747
Hargreaves Lansdown PLC	129,850	1,423,161
Hikma Pharmaceuticals PLC	59,209	1,247,134
HSBC Holdings PLC (United Kingdom)	7,373,021	54,326,994
Imperial Brands PLC	331,628	8,319,303
Informa PLC	539,394	4,450,126
InterContinental Hotel Group PLC	68,408	4,749,132
Intertek Group PLC	60,335	3,231,985
J Sainsbury PLC	668,216	2,163,325
JD Sports Fashion PLC	939,118	1,884,306
Johnson Matthey PLC	68,054	1,892,792
Kingfisher PLC	718,885	2,480,095
Land Securities Group PLC	269,173	2,350,825
Legal & General Group PLC	2,209,730	6,919,635
Lloyds Banking Group PLC	25,181,631	16,388,100
London Stock Exchange Group PLC	121,319	11,106,147
M&G PLC	920,382	2,290,945
Melrose Industries PLC	1,480,358	2,595,234
Mondi PLC	159,563	2,996,004
Mondi PLC	21,440	400,460
National Grid PLC	1,344,624	17,094,081
NatWest Group PLC	1,963,671	7,491,521
Next PLC	48,160	3,929,375
NMC Health PLC (a)	30,958	588
Ocado Group PLC (a)	208,823	1,663,110
Pearson PLC	241,382	2,752,765
Persimmon PLC	116,074	2,020,598
Phoenix Group Holdings PLC	281,507	2,223,934
Prudential PLC	1,017,048	16,898,325
Reckitt Benckiser Group PLC	263,873	18,803,838
RELX PLC (London Stock Exchange)	706,935	21,002,288
Rentokil Initial PLC	929,579	5,636,440
Rio Tinto PLC	415,145	32,506,378
Rolls-Royce Holdings PLC (a)	3,121,480	4,083,942
Sage Group PLC	379,196	3,631,476
Schroders PLC	266,576	1,570,610
Segro PLC	452,003	4,626,305
Severn Trent PLC	94,126	3,267,778
Shell PLC (London)	2,683,128	78,770,709
Smith & Nephew PLC	322,542	4,454,415
Smiths Group PLC	136,236	2,900,644
Spirax-Sarco Engineering PLC	27,423	3,898,114
SSE PLC	394,848	8,427,904
St. James's Place PLC	203,881	3,072,811
Standard Chartered PLC (United Kingdom)	923,759	7,735,112
Taylor Wimpey PLC	1,338,610	1,934,158
Tesco PLC	2,766,275	8,407,768
Unilever PLC	938,835	47,785,876
United Utilities Group PLC	254,932	3,325,219
Vodafone Group PLC	9,385,243	10,828,827
Vodafone Group PLC sponsored ADR	40,921	473,865
Whitbread PLC	74,733	2,801,813
TOTAL UNITED KINGDOM		808,108,733
United States of America - 0.2%
360 DigiTech, Inc. ADR	38,442	927,605
Coca-Cola European Partners PLC	76,143	4,280,759
Legend Biotech Corp. ADR (a)	18,151	916,626
NICE Ltd. sponsored ADR (a)	1,402	290,817
Southern Copper Corp.	31,754	2,388,218
Yum China Holdings, Inc.	156,146	9,620,155
TOTAL UNITED STATES OF AMERICA		18,424,180
TOTAL COMMON STOCKS (Cost $8,409,715,075)		8,847,237,718

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.3%
Banco Bradesco SA (PN)	2,033,144	5,615,247
Braskem SA Class A	66,600	306,085
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	111,507	932,904
Companhia Energetica de Minas Gerais (CEMIG) (PN)	495,305	1,118,176
Gerdau SA	420,800	2,713,983
Itau Unibanco Holding SA	1,801,021	8,986,833
Itausa-Investimentos Itau SA (PN)	1,931,940	3,246,350
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,774,500	9,113,176
TOTAL BRAZIL		32,032,754
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	53,800	5,233,397
Colombia - 0.0%
Bancolombia SA (PN)	163,190	1,240,434
France - 0.0%
Air Liquide SA (a)	8,637	1,375,236
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	24,322	2,293,814
Dr. Ing. h.c. F. Porsche AG Series F (a)	42,168	4,996,881
Henkel AG & Co. KGaA	66,178	4,705,230
Porsche Automobil Holding SE (Germany)	56,949	3,405,362
Sartorius AG (non-vtg.)	9,028	4,027,008
Volkswagen AG	68,751	9,535,126
TOTAL GERMANY		28,963,421
Korea (South) - 0.2%
Hyundai Motor Co.	8,912	622,957
Hyundai Motor Co. Series 2	14,147	989,489
LG Chemical Ltd.	3,458	860,040
LG H & H Co. Ltd.	694	179,347
Samsung Electronics Co. Ltd.	326,472	14,632,257
TOTAL KOREA (SOUTH)		17,284,090
Russia - 0.0%
Surgutneftegas OJSC (c)	2,913,333	67,174
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $89,616,775)		86,196,506

Nonconvertible Bonds - 0.0%
		Principal Amount (e)	Value ($)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	11,466

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $9,812,431)	10,000,000	9,812,259

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	307,184,320	307,245,757
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	11,569,407	11,570,564
TOTAL MONEY MARKET FUNDS (Cost $318,815,687)		318,816,321

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $8,827,973,927)	9,262,074,270
NET OTHER ASSETS (LIABILITIES) - 0.4% (i)	39,044,558
NET ASSETS - 100.0%	9,301,118,828

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2,177	Mar 2023	230,653,150	10,536,973	10,536,973
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,971	Mar 2023	102,945,330	3,164,961	3,164,961
TME S&P/TSX 60 Index Contracts (Canada)	147	Mar 2023	27,706,332	1,219,906	1,219,906

TOTAL FUTURES CONTRACTS					14,921,840
The notional amount of futures purchased as a percentage of Net Assets is 3.9%

Currency Abbreviations
INR	-	Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $234,455,158 or 2.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,812,259.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $5,691,773 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	122,732,231	581,725,305	397,211,779	1,264,829	-	-	307,245,757	0.7%
Fidelity Securities Lending Cash Central Fund 4.38%	17,459,839	62,766,454	68,655,729	123,966	-	-	11,570,564	0.0%
Total	140,192,070	644,491,759	465,867,508	1,388,795	-	-	318,816,321

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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